UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31
Date of reporting period:	JANUARY 1, 2010 – JUNE 30, 2010
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Trust II Funds

June 30, 2010

Managers AMG Chicago Equity Partners Mid-Cap Fund

Managers AMG Chicago Equity Partners Balanced Fund

Managers High Yield Fund

Managers Fixed Income Fund

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

SAR009-0610

The Managers Funds

Semi-Annual Report — June 30, 2010 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	1

FUNDS’ PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Chicago Equity Partners Mid-Cap Fund	5

Managers AMG Chicago Equity Partners Balanced Fund	8

Managers High Yield Fund	15

Managers Fixed Income Fund	23

Managers Short Duration Government Fund	32

Managers Intermediate Duration Government Fund	39

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	44

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	46
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	48
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	49
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	52
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	62
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	75

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During Period*
Managers AMG Chicago Equity Partners Mid-Cap Fund Class A
Based on Actual Fund Return	1.24%	$1,000	$978	$6.08
Based on Hypothetical 5% Annual Return	1.24%	$1,000	$1,019	$6.21
Managers AMG Chicago Equity Partners Mid-Cap Fund Class B
Based on Actual Fund Return	1.99%	$1,000	$974	$9.74
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$9.94
Managers AMG Chicago Equity Partners Mid-Cap Fund Class C
Based on Actual Fund Return	1.99%	$1,000	$973	$9.74
Based on Hypothetical 5% Annual Return	1.99%	$1,000	$1,015	$9.94
Managers AMG Chicago Equity Partners Mid-Cap Fund Institutional Class
Based on Actual Fund Return	0.99%	$1,000	$978	$4.86
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96
Managers AMG Chicago Equity Partners Balanced Fund Class A
Based on Actual Fund Return	1.25%	$1,000	$988	$6.26
Based on Hypothetical 5% Annual Return	1.25%	$1,000	$1,019	$6.36
Managers AMG Chicago Equity Partners Balanced Fund Class B
Based on Actual Fund Return	2.00%	$1,000	$984	$10.00
Based on Hypothetical 5% Annual Return	2.00%	$1,000	$1,015	$10.16
Managers AMG Chicago Equity Partners Balanced Fund Class C
Based on Actual Fund Return	2.00%	$1,000	$984	$10.00
Based on Hypothetical 5% Annual Return	2.00%	$1,000	$1,015	$10.16
Managers AMG Chicago Equity Partners Balanced Fund Institutional Class
Based on Actual Fund Return	1.00%	$1,000	$989	$5.01
Based on Hypothetical 5% Annual Return	1.00%	$1,000	$1,020	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During Period*
Managers High Yield Fund Class A
Based on Actual Fund Return	1.15%	$1,000	$1,036	$5.90
Based on Hypothetical 5% Annual Return	1.15%	$1,000	$1,019	$5.85
Managers High Yield Fund Class B
Based on Actual Fund Return	1.90%	$1,000	$1,031	$9.73
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,016	$9.65
Managers High Yield Fund Class C
Based on Actual Fund Return	1.90%	$1,000	$1,032	$9.73
Based on Hypothetical 5% Annual Return	1.90%	$1,000	$1,016	$9.65
Managers High Yield Fund Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,037	$4.62
Based on Hypothetical 5% Annual Return	0.90%	$1,000	$1,021	$4.58
Managers Fixed Income Fund Class A
Based on Actual Fund Return	0.84%	$1,000	$1,056	$4.35
Based on Hypothetical 5% Annual Return	0.84%	$1,000	$1,021	$4.28
Managers Fixed Income Fund Class B
Based on Actual Fund Return	1.59%	$1,000	$1,052	$8.22
Based on Hypothetical 5% Annual Return	1.59%	$1,000	$1,017	$8.08
Managers Fixed Income Fund Class C
Based on Actual Fund Return	1.59%	$1,000	$1,052	$8.22
Based on Hypothetical 5% Annual Return	1.59%	$1,000	$1,017	$8.08
Managers Fixed Income Fund Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$1,058	$3.06
Based on Hypothetical 5% Annual Return	0.59%	$1,000	$1,022	$3.01
Managers Short Duration Government Fund
Based on Actual Fund Return	0.82%	$1,000	$1,008	$4.08
Based on Hypothetical 5% Annual Return	0.82%	$1,000	$1,021	$4.11
Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$1,057	$4.54
Based on Hypothetical 5% Annual Return	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund’s Performance

All periods ended June 30, 2010 (unaudited)

Average Annual Total Returns[1]			Six Months	1 Year	5 Years	10 Years	Inception Date
Mid-Cap [3,12]	Class A	No Load	(2.22)%	23.62%	(1.61)%	0.27%	01/02/97
	Class A	With Load	(7.85)%	16.45%	(2.77)%	(0.32)%	01/02/97
	Class B	No Load	(2.57)%	22.64%	(2.37)%	(0.36)%	01/28/98
	Class B	With Load	(7.44)%	17.64%	(2.73)%	(0.36)%	01/28/98
	Class C	No Load	(2.67)%	22.60%	(2.40)%	(0.38)%	02/19/98
	Class C	With Load	(3.64)%	21.60%	(2.40)%	(0.38)%	02/19/98
	Institutional Class	No Load	(2.19)%	23.76%	(1.43)%	0.61%	01/02/97
S&P Mid Cap 400 Index[4]			(1.36)%	24.93%	2.21%	5.31%
Balanced [2,5,11,12]	Class A	No Load	(1.23)%	12.44%	3.39%	2.34%	01/02/97
	Class A	With Load	(6.89)%	5.94%	2.17%	1.74%	01/02/97
	Class B	No Load	(1.60)%	11.61%	2.63%	1.72%	02/10/98
	Class B	With Load	(6.51)%	6.61%	2.26%	1.72%	02/10/98
	Class C	No Load	(1.62)%	11.60%	2.62%	1.71%	02/13/98
	Class C	With Load	(2.60)%	10.60%	2.62%	1.71%	02/13/98
	Institutional Class	No Load	(1.09)%	12.75%	3.65%	2.73%	01/02/97
60% S&P 500 Index & 40% Barclays Capital U.S. Aggregate Bond Index[6]			(1.74)%	13.00%	2.52%	2.22%
High Yield[2,5,7,12]	Class A	No Load	3.56%	25.71%	5.10%	6.22%	01/02/98
	Class A	With Load	(0.89)%	20.39%	4.18%	5.76%	01/02/98
	Class B	No Load	3.14%	24.62%	4.17%	5.48%	02/19/98
	Class B	With Load	(1.83)%	19.62%	3.88%	5.48%	02/19/98
	Class C	No Load	3.16%	24.66%	4.22%	5.51%	02/19/98
	Class C	With Load	2.17%	23.66%	4.22%	5.51%	02/19/98
	Institutional Class	No Load	3.70%	25.84%	5.37%	6.66%	03/02/98
Barclays Capital U.S. Corporate High Yield Bond Index[8]			4.51%	26.77%	7.17%	7.32%
Fixed Income[2,5,11,12]	Class A	No Load	5.56%	17.36%	5.78%	6.72%	01/02/97
	Class A	With Load	1.10%	12.34%	4.87%	6.26%	01/02/97
	Class B	No Load	5.18%	16.57%	4.98%	6.06%	03/20/98
	Class B	With Load	0.18%	11.57%	4.65%	6.06%	03/20/98
	Class C	No Load	5.17%	16.52%	4.96%	6.06%	03/05/98
	Class C	With Load	4.17%	15.52%	4.96%	6.06%	03/05/98
	Institutional Class	No Load	5.77%	17.85%	6.06%	7.13%	01/02/97
Barclays Capital U.S. Aggregate Bond Index[9]			5.33%	9.50%	5.54%	6.47%
Short Duration Government[2,5,10,11]			0.79%	3.26%	3.39%	3.78%	03/31/92
BofA Merrill Lynch US Six-month T-Bill Index (formerly) Merrill Lynch US Six-Month T-Bill Index[13]			0.17%	0.45%	3.28%	3.10%
Intermediate Duration Government[2,5,10,11,12]			5.72%	12.56%	5.94%	6.26%	03/31/92
Citigroup Mortgage Index[14]			4.71%	7.83%	6.33%	6.60%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Funds’ Performance (continued)

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (4.25% maximum for Managers High Yield and Fixed Income Funds), as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars ($).

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[3]

The Fund or strategy is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on a limited number of products.

[4]

The S&P Mid Cap 400 Index is the most widely used index for mid-size companies and covers approximately 7% of the U.S. equities market. Unlike the Fund, the S&P Mid Cap 400 Index is unmanaged, is not available for investment, and does not incur expenses.

[5]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[6]	The benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc.
[7]

The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[8]

The Barclays Capital U.S. Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service). Unlike the Fund, the Barclays Capital U.S. Corporate High Yield Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[9]

The Barclays Capital U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays Capital U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

[11]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[12]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[13]

The BofA Merrill Lynch US Six-Month T-Bill Index (formerly the Merrill Lynch US Six-Month T-Bill Index) is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Short Duration Government Fund, the BofA Merrill Lynch US Six-Month T-Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[14]

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Intermediate Duration Government Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Mid-Cap Fund**	Russell Midcap® Index	S&P Mid Cap 400 Index
Financials	20.2%	19.0%	20.7%
Industrials	17.2%	12.5%	14.7%
Information Technology	14.8%	14.7%	15.1%
Consumer Discretionary	12.4%	14.5%	13.7%
Health Care	12.3%	9.5%	12.4%
Utilities	6.3%	7.3%	6.4%
Energy	5.8%	7.8%	5.8%
Materials	5.7%	6.2%	6.6%
Consumer Staples	3.7%	6.6%	3.8%
Telecommunication Services	0.9%	1.9%	0.8%
Other Assets and Liabilities	0.7%	0.0%	0.0%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
Hill-Rom Holdings, Inc.	2.3%
Timken Co.*	2.1
Health Net, Inc.*	2.0
Kennametal, Inc.	1.7
RenaissanceRe Holdings, Ltd.	1.7
Owens & Minor, Inc.	1.6
Plantronics, Inc.	1.6
Washington Real Estate Investment Trust	1.5
Lancaster Colony Corp.	1.5
Perrigo Co.	1.4

Top Ten as a Group	17.4%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 12.4%
Aeropostale, Inc.*	9,300		$266,352
American Greetings Corp., Class A	6,000		112,560
AnnTaylor Stores Corp.*	13,500		219,645
Cheesecake Factory, Inc., The*	18,000		400,680
Chipotle Mexican Grill, Inc.*	1,200		164,172
Dillard’s, Inc., Class A	7,200		154,800
DISH Network Corp., Class A	3,900		70,785
Dollar Tree, Inc.*	7,400		308,062
Fossil, Inc.*	2,300		79,810
Gannett Co., Inc.	4,100		55,186
ITT Educational Services, Inc.*	1,600	[2]	132,832
Jones Apparel Group, Inc.	5,100		80,835
Leggett & Platt, Inc.	8,800		176,528
Liberty Media Corp. - Capital, Series A*	3,700		155,067
Netflix, Inc.*	2,100		228,165
Polaris Industries, Inc.	1,800		98,316
Ross Stores, Inc.	2,500		133,225
Sotheby’s	5,300		121,211
Strayer Education, Inc.	505	[2]	104,984
TRW Automotive Holdings Corp.*	6,400		176,448
Timberland Co.*	10,300		166,345
Tractor Supply Co.	2,500		152,425
Tupperware Brands Corp.	4,400		175,340
Williams-Sonoma, Inc.	12,600		312,732
Total Consumer Discretionary			4,046,505
Consumer Staples - 3.7%
Del Monte Foods Co.	6,800		97,852
Herbalife, Ltd.	1,600		73,680
Hormel Foods Corp.	5,500		222,640
Lancaster Colony Corp.	8,900		474,904
Tyson Foods, Inc., Class A	20,400		334,356
Total Consumer Staples			1,203,432
Energy - 5.8%
Bill Barrett Corp.*	8,400		258,468
Cimarex Energy Co.	5,800		415,164
Oil States International, Inc.*	9,800		387,884
Patterson-UTI Energy, Inc.	23,300		299,871
St. Mary Land & Exploration Co.	7,700		309,232
World Fuel Services Corp.	8,500		220,490
Total Energy			1,891,109
Financials - 20.2%
AmeriCredit Corp.*	16,000		291,520
Annaly Capital Management, Inc.	11,800		202,370
Apollo Investment Corp.	4,600		42,918
Ares Capital Corp.	8,500		106,505
Assurant, Inc.	7,000		242,900
Astoria Financial Corp.	15,200		209,152
CBL & Associates Properties, Inc.	6,000		74,640
City National Corp.	3,400		174,182
Cullen/Frost Bankers, Inc.	1,500		77,100
Endurance Specialty Holdings, Ltd.	1,400		52,542
Federal Realty Investment Trust	2,700		189,729
First American Financial Corp.	6,100		77,348
HRPT Properties Trust	58,800		365,148
Hospitality Properties Trust	15,200		320,720
Liberty Property Trust	7,900		227,915
MFA Financial, Inc.	7,300		54,020
National Retail Properties, Inc.	11,600		248,704
Nationwide Health Properties, Inc.	8,800		314,776
NewAlliance Bancshares, Inc.	4,700		52,687
Old Republic International Corp.	21,800		264,434
Platinum Underwriter Holdings, Ltd.	5,900		214,111
Prosperity Bancshares, Inc.	1,300		45,175
Raymond James Financial, Inc.	9,600		237,024
Realty Income Corp.	6,500	[2]	197,145
RenaissanceRe Holdings, Ltd.	9,700		545,820
SVB Financial Group*	3,000		123,690
Senior Housing Properties Trust	4,500		90,495
TCF Financial Corp.	23,800		395,318
Tanger Factory Outlet Centers, Inc.	1,500		62,070
Trustmark, Corp.	11,900		247,758
Unitrin, Inc.	4,600		117,760
Washington Real Estate Investment Trust	17,500		482,825
Webster Financial Corp.	12,000		215,280
Total Financials			6,563,781
Health Care - 12.3%
Alexion Pharmaceuticals, Inc.*	3,600		184,284
AMERIGROUP Corp.*	11,300		367,024
Cephalon, Inc.*	4,100		232,675
Coventry Health Care, Inc.*	18,100		320,008
Health Net, Inc.*	26,300		640,931
Hill-Rom Holdings, Inc.	25,200		766,836
Kindred Healthcare, Inc.*	10,700		137,388
Life Technologies Corp.	4,106		194,008
Medicis Pharmaceutical Corp., Class A	3,900		85,332
Owens & Minor, Inc.	18,750		532,125
Perrigo Co.	7,900		466,653
Steris Corp.	3,300		102,564
Total Health Care			4,029,828
Industrials - 17.2%
Aecom Technology Corp.*	2,500		57,650
Alaska Airgroup, Inc.*	5,300		238,235

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 17.2% (continued)
Avery Dennison Corp.	3,300		$106,029
Carlisle Cos., Inc.	7,700		278,201
Crane Co.	6,500		196,365
EMCOR Group, Inc.*	10,200		236,334
Graco, Inc.	4,400		124,036
HNI Corp.	5,100		140,709
Joy Global, Inc.	1,400		70,126
KBR, Inc.	6,400		130,176
Kennametal, Inc.	22,300		567,089
Korn/Ferry International*	10,200		141,780
Landstar System, Inc.	8,900		347,011
Lennox International, Inc.	7,700	[2]	320,089
Manpower, Inc.	5,300		228,854
Nordson Corp.	8,200		459,856
Oshkosh Truck Corp.*	11,700		364,572
Owens Corning, Inc.*	3,400		101,694
Regal-Beloit Corp.	1,400		78,092
Rollins, Inc.	3,400		70,346
Ryder System, Inc.	6,600		265,518
Timken Co.	26,400		686,136
Towers Watson & Co., Class A	2,300		89,355
UAL Corp.*	3,000	[2]	61,680
URS Corp.*	7,200		283,320
Total Industrials			5,643,253
Information Technology - 14.8%
Arrow Electronics, Inc.*	8,300		185,505
Atmel Corp.*	20,400		97,920
Avnet, Inc.*	7,100		171,181
Cadence Design Systems, Inc.*	50,800		294,132
CoreLogic, Inc.	6,100		107,726
Cree, Inc.*	1,900		114,057
DST Systems, Inc.	7,000		252,980
Fairchild Semiconductor International, Inc.*	8,400		70,644
F5 Networks, Inc.*	1,300		89,141
Gartner, Inc.*	15,800		367,350
Informatica Corp.*	4,100		97,908
JDS Uniphase Corp.*	7,900		77,736
Jabil Circuit, Inc.	8,400		111,720
Lexmark International, Inc., Class A*	8,600		284,058
MercadoLibre, Inc.*	1,000		52,550
MICROS Systems, Inc.*	10,100		321,887
NeuStar, Inc., Class A*	2,900		59,798
Plantronics, Inc.	18,000		514,800
RF Micro Devices, Inc.*	50,500		197,455
Solera Holdings, Inc.	1,600		57,920
Sybase, Inc.*	3,200		206,912
Tech Data Corp.*	12,300		438,126
Teradyne, Inc.*	20,300		197,925
TIBCO Software, Inc.*	12,700		153,162
VeriFone Holdings, Inc.*	12,800		242,304
VeriSign, Inc.*	3,000		79,650
Total Information Technology			4,844,547
Materials - 5.7%
Cabot Corp.	14,400		347,184
Domtar Corp.*	1,000		49,150
Lubrizol Corp.	4,400		353,364
Reliance Steel & Aluminum Co.	5,500		198,825
Rock-Tenn Co., Class A	1,100		54,637
Sonoco Products Co.	13,100		399,288
Titanium Metals Corp.*	3,900		68,601
Valspar Corp., The	3,200		96,384
Worthington Industries, Inc.	24,700		317,642
Total Materials			1,885,075
Telecommunication Services - 0.9%
Frontier Communications Co.	33,000	[2]	234,630
Telephone & Data Systems, Inc.	1,700		51,663
Total Telecommunication Services			286,293
Utilities - 6.3%
AGL Resources, Inc.	7,900		282,978
Black Hills Corp.	10,200		290,394
Hawaiian Electric Industries, Inc.	11,400		259,692
Idacorp, Inc.	3,700		123,099
Integrys Energy Group, Inc.	6,200		271,188
NiSource, Inc.	29,000		420,500
PNM Resources, Inc.	25,300		282,854
WGL Holdings, Inc.	3,400		115,702
Total Utilities			2,046,407
Total Common Stocks (cost $31,686,979)			32,440,230
Short-Term Investments - 3.6%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,10]	159,721		31,145
BNY Mellon Overnight Government Fund, 0.03%	830,000		830,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	320,972		320,972
Total Short-Term Investments
(cost $1,310,693)			1,182,117
Total Investments - 102.9%
(cost $32,997,672)			33,622,347
Other Assets, less Liabilities - (2.9)%			(932,455)
Net Assets - 100.0%			$32,689,892

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Balanced Fund**
Industrials	18.4%
U. S. Government and Agency Obligations	16.1%
Financials	14.6%
Information Technology	10.9%
Health Care	7.0%
Consumer Staples	6.3%
Energy	5.9%
Consumer Discretionary	5.1%
Utilities	4.4%
Mortgage-Backed Securities	3.5%
Materials	2.2%
Telecommunication Services	1.2%
Asset-Backed Securities	0.7%
Other Assets and Liabilities	3.7%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FNMA, 4.500%, 12/01/24*	2.2%
Microsoft Corp.*	2.0
FNMA, 5.500%, 02/01/37*	1.6
Johnson & Johnson*	1.6
FNMA, 4.500%, 09/01/20*	1.6
FNMA, 5.000%, 09/01/33*	1.5
ConocoPhillips Co.	1.3
FHLMC, 4.750%, 11/17/15	1.3
Apple, Inc.*	1.2
FNMA, 5.000%, 02/01/36	1.2

Top Ten as a Group	15.5%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Shares		Value
Common Stocks - 56.3%
Consumer Discretionary - 5.1%
Amazon.com, Inc.*	700		$76,482
Gannett Co., Inc.	2,400		32,304
Hillenbrand, Inc.	1,000		21,390
Leggett & Platt, Inc.	2,700		54,162
Liberty Media Corp., Interactive Group, Class A*	4,300		45,150
Macy’s, Inc.	4,500		80,550
McDonald’s Corp.	1,100		72,457
News Corp., Inc., Class A	10,100		120,796
Nike, Inc.	400		27,020
Ross Stores, Inc.	2,500		133,225
Starbucks Corp.*	4,700		114,210
Time Warner, Inc.	3,100		89,621
Total Consumer Discretionary			867,367
Consumer Staples - 6.3%
Altria Group, Inc.	2,320		46,493
Archer-Daniels-Midland Co.	1,500		38,730
Coca-Cola Enterprises, Inc.	1,900		49,134
Colgate-Palmolive Co.	900		70,884
Estee Lauder Co., Class A	3,600		200,628
Lorillard, Inc.	1,400		100,772
PepsiCo, Inc.	2,550		155,422
Sysco Corp.	3,900		111,423
Tyson Foods, Inc., Class A	3,100		50,809
Wal-Mart Stores, Inc.	4,000		192,280
Walgreen Co.	1,900		50,730
Total Consumer Staples			1,067,305
Energy - 5.9%
Apache Corp.	1,300		109,447
Chevron Corp.	1,700		115,362
ConocoPhillips Co.	4,600		225,814
Devon Energy Corp.	2,000		121,840
Ensco International PLC, Sponsored ADR	1,200		47,136
Exxon Mobil Corp.	3,420		195,179
Frontline, Ltd.	1,700	[2]	48,518
Oil States International, Inc.*	1,900		75,202
Patterson-UTI Energy, Inc.	4,300		55,341
Total Energy			993,839
Financials - 9.3%
American Financial Group, Inc.	4,200		114,744
AmeriCredit Corp.*	2,700		49,194
Annaly Capital Management, Inc.	4,200		72,030

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 9.3% (continued)
Bank of New York Mellon Corp.	2,200	$54,318
Berkshire Hathaway, Inc., Class B*	800	63,752
Capital One Financial Corp.	2,300	92,690
Citigroup, Inc.*	41,700	156,792
Comerica, Inc.	4,200	154,686
Goldman Sachs Group, Inc.	655	85,982
HRPT Properties Trust	15,600	96,876
JPMorgan Chase & Co.	5,048	184,807
M&T Bank Corp.	900	76,455
Raymond James Financial, Inc.	1,200	29,628
RenaissanceRe Holdings, Ltd.	3,600	202,572
SL Green Realty Corp.	1,000	55,040
SLM Corp.*	4,300	44,677
Wells Fargo & Co.	1,600	40,960
Total Financials		1,575,203
Health Care - 7.0%
AmerisourceBergen Corp.	5,900	187,325
Amgen, Inc.*	3,100	163,060
CR Bard, Inc.	1,400	108,542
Cephalon, Inc.*	600	34,050
Humana, Inc.*	2,100	95,907
Johnson & Johnson	4,680	276,401
Medco Health Solutions, Inc.*	1,800	99,144
Pfizer, Inc.	12,357	176,211
UnitedHealth Group, Inc.	1,200	34,080
Total Health Care		1,174,720
Industrials - 6.2%
Carlisle Cos., Inc.	1,200	43,356
Cooper Industries PLC	2,400	105,600
General Electric Co.	9,800	141,316
Grainger (W.W.), Inc.	400	39,780
L-3 Communications Holdings, Inc.	900	63,756
Manpower, Inc.	1,200	51,816
Northrop Grumman Corp.	1,600	87,104
Oshkosh Truck Corp.*	3,300	102,828
Owens Corning, Inc.*	1,600	47,856
Raytheon Co.	1,500	72,585
Southwest Airlines Co.	3,600	39,996
3M Co.	1,600	126,384
Timken Co.	2,700	70,173
United Parcel Service, Inc., Class B	1,000	56,890
Total Industrials		1,049,440

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 10.9%
Apple, Inc.*	830	$208,770
Cisco Systems, Inc.*	5,100	108,681
Computer Sciences Corp.*	3,600	162,900
F5 Networks, Inc.*	600	41,142
Hewlett-Packard Co.	1,500	64,920
International Business Machines Corp.	1,300	160,524
Intuit, Inc.*	1,500	52,155
Jabil Circuit, Inc.	3,200	42,560
Linear Technology Corp.	4,700	130,707
Microsoft Corp.	14,350	330,194
Micron Technology, Inc.*	2,300	19,527
NeuStar, Inc., Class A*	4,000	82,480
Sandisk Corp.*	1,800	75,726
Seagate Technology, Inc.*	4,600	59,984
Tech Data Corp.*	700	24,934
Tellabs, Inc.	7,500	47,925
Texas Instruments, Inc.	3,800	88,464
Visa, Inc., Class A	2,000	141,500
Total Information Technology		1,843,093
Materials - 2.2%
Cabot Corp.	1,800	43,398
Freeport McMoRan Copper & Gold, Inc., Class B	900	53,217
Lubrizol Corp.	1,800	144,558
MeadWestvaco Corp.	1,700	37,740
Reliance Steel & Aluminum Co.	2,400	86,760
Total Materials		365,673
Telecommunication Services - 1.2%
AT&T, Inc.	8,300	200,777
Utilities - 2.2%
DTE Energy Co.	1,500	68,415
Edison International	5,000	158,600
Integrys Energy Group, Inc.	2,500	109,350
NiSource, Inc.	2,800	40,600
Total Utilities		376,965
Total Common Stocks (cost $9,178,832)		9,514,382

	Principal Amount
Corporate Bonds - 19.7%
Financials - 5.3%
Aflac, Inc., 8.500%, 05/15/19	$35,000	42,179
American Express Co., 7.250%, 05/20/14	50,000	56,880
Bank of America Corp., 5.750%, 12/01/17	65,000	67,512
Bank of America Funding Corp., 7.625%, 06/01/19	25,000	28,685

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Financials - 5.3% (continued)
Berkshire Hathaway Finance Corp., 4.850%, 01/15/15	$50,000	$54,970
CME Group, Inc., 5.750%, 02/15/14	35,000	38,962
Chubb Corp., The, 6.500%, 05/15/38	25,000	28,560
Citigroup, Inc., 5.500%, 04/11/13	60,000	62,410
Citigroup, Inc. 8.500%, 05/22/19	25,000	29,851
General Electric Capital Corp., 5.625%, 05/01/18	45,000	47,898
General Electric Capital Corp., Global Medium Term Notes, Series A, 6.750%, 03/15/32	35,000	37,779
Goldman Sachs Group, Inc., 5.950%, 01/18/18	60,000	62,417
JPMorgan Chase & Co., 4.950%, 03/25/20	25,000	26,031
JPMorgan Chase & Co., 6.000%, 01/15/18	45,000	49,767
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14	45,000	47,613
Morgan Stanley, 5.950%, 12/28/17	30,000	30,425
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	45,000	62,495
Prudential Financial, Inc., 4.750%, 09/17/15	50,000	51,681
Travelers Cos., Inc., The, 5.375%, 06/15/12	40,000	42,903
Wachovia Bank, N.A., 5.850%, 02/01/37	25,000	24,909
Total Financials		893,927
Industrials - 12.2%
Abbott Laboratories, 5.875%, 05/15/16	68,000	79,653
Altria Group, Inc., 9.700%, 11/10/18	23,000	29,171
Archer-Daniels-Midland Co., 5.450%, 03/15/18	55,000	62,662
AT&T, Inc., 5.100%, 09/15/14	80,000	88,832
Boeing, Co., 3.750%, 11/20/16	50,000	53,438
Burlington Northern Santa Fe Corp., 5.650%, 05/01/17	20,000	22,387
Burlington Northern Santa Fe Corp., 5.900%, 07/01/12	35,000	37,926
Cardinal Health, Inc., 5.500%, 06/15/13	25,000	27,320
Cisco Systems, Inc., 5.900%, 02/15/39	20,000	22,312
Coca-Cola Enterprises, Inc., 7.375%, 03/03/14	50,000	59,647
Comcast Corp., 5.875%, 02/15/18	35,000	39,004
Devon Energy Corp., 6.300%, 01/15/19	70,000	81,231
Dow Chemical Co., The, 7.600%, 05/15/14	30,000	34,675
E.I. du Pont de Nemours & Company, 5.000%, 01/15/13	40,000	43,439
General Mills, Inc., 5.200%, 03/17/15	80,000	89,835
GlaxoSmithKline Capital, Inc., 6.380%, 05/15/38	35,000	41,803
Hess Corp., 8.125%, 02/15/19	40,000	49,943
Hewlett-Packard Co., 4.500%, 03/01/13	55,000	59,405
Honeywell International, Inc., 4.250%, 03/01/13	55,000	59,317
Kellogg Co., 7.450%, 04/01/31	35,000	46,342
Kimberly-Clark Corp., 6.125%, 08/01/17	40,000	47,414
Kraft Foods, Inc., 6.875%, 01/26/39	35,000	40,736
Kroger Co., The, 5.500%, 02/01/13	25,000	27,241
Kroger Co., The, 6.750%, 04/15/12	40,000	43,577

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 12.2% (continued)
Lockheed Martin Corp., 7.650%, 05/01/16	$65,000	$82,098
Lorillard Tobacco Co., 6.875%, 05/01/20	25,000	25,441
McDonald’s Corp., 4.300%, 03/01/13	40,000	42,999
McDonald’s Corp., 6.300%, 10/15/37	40,000	48,684
McKesson Corp., 7.500%, 02/15/19	40,000	49,696
Norfolk Southern Corp., 5.640%, 05/17/29	25,000	26,419
Northrop Grumman Corp., 7.750%, 02/15/31	25,000	33,625
PACCAR, Inc., 6.875%, 02/15/14	50,000	57,972
Reynolds American, Inc., 7.250%, 06/01/13	40,000	44,034
Spectra Energy Capital LLC, 6.200%, 04/15/18	40,000	44,402
Telecom Italia Capital SA, 5.250%, 11/15/13	45,000	46,516
Time Warner Cable, Inc., 5.850%, 05/01/17	40,000	43,980
Time Warner Cable, Inc., 6.750%, 07/01/18	45,000	51,736
TransCanada Pipelines Ltd., 4.875%, 01/15/15	45,000	49,102
TransCanada Pipelines, Ltd., 7.125%, 01/15/19	15,000	18,263
Union Pacific Corp., 6.250%, 05/01/34	23,000	26,344
United Parcel Service, Inc., 6.200%, 01/15/38	25,000	30,163
Verizon Communications, Inc., 6.400%, 02/15/38	35,000	38,703
Viacom, Inc., 5.500%, 05/15/33	20,000	18,425
Wal-Mart Stores, Inc., 6.500%, 08/15/37	40,000	48,613
Wyeth, 5.250%, 03/15/13	40,000	44,271
Total Industrials		2,058,796
Utilities - 2.2%
Consolidated Edison, Inc., 5.375%, 12/15/15	75,000	84,402
Exelon Generation Co., LLC, 6.200%, 10/01/17	45,000	51,230
Florida Power & Light Co., 4.850%, 02/01/13	45,000	48,592
Midamerican Energy Co., 5.750%, 11/01/35	25,000	26,962
Nisource Finance Corp., 6.400%, 03/15/18	15,000	16,530
Nisource Finance Corp., 6.800%, 01/15/19	30,000	33,453
Pacific Gas & Electric, 8.250%, 10/15/18	65,000	83,298
Virginia Electric and Power Co., 8.875%, 11/15/38	25,000	36,380
Total Utilities		380,847
Total Corporate Bonds (cost $3,019,290)		3,333,570
Asset-Backed Securities - 0.7%
Harley-Davidson Motorcycle Trust 2006-2, Class A2, 5.350%, 03/15/13	56,441	57,618
John Deere Owner Trust, 2007-A, Class A4, 5.070%, 04/15/14	53,803	54,233
Total Asset-Backed Securities (cost $110,199)		111,851
Mortgage-Backed Securities - 3.5%
Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.350%, 09/10/47[7]	96,000	102,916
CSFB Mortgage Securities Corp., Series 2005-C2, Class A3, 4.691%, 04/15/37	70,000	71,088
GE Capital Commercial Mortgage Corp., 4.970%, 08/11/36	16,325	16,848
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	137,260	138,820
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.317%, 06/10/36[7]	80,000	85,591

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 3.5% (continued)
JP Morgan Chase Mortgage Securities Corp., Series 2002-C2, Class A2, 5.050%, 12/12/34	$90,000	$95,145
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A2, 4.516%, 05/15/44	6,597	6,596
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A4, 4.850%, 10/15/41[7]	70,000	73,452
Total Mortgage-Backed Securities (cost $538,691)		590,456
U.S. Government and Agency Obligations - 16.1%
Federal Home Loan Mortgage Corporation - 2.2%
FHLMC, 4.750%, 11/17/15	200,000	225,492
FHLMC, 5.000%, 12/01/20	78,654	84,411
FHLMC Gold Pool, 6.000%, 04/01/38	55,737	60,580
Total Federal Home Loan Mortgage Corporation		370,483
Federal National Mortgage Association - 13.1%
FNMA, 2.875%, 10/12/20	200,000	201,502
FNMA, 4.000%, 10/01/20 to 12/01/21	59,557	62,286
FNMA, 4.500%, 11/01/19 to 12/01/24	672,934	717,886
FNMA, 5.000%, 03/01/23 to 02/01/36	494,850	526,434
FNMA, 5.500%, 02/01/22 to 08/01/37	414,517	446,133
FNMA, 6.000%, 03/01/37 to 08/01/37	175,820	191,219
FNMA, 6.500%, 03/01/37	61,851	67,944
Total Federal Home Loan Mortgage Corporation		2,213,404
United States Treasury Securities - 0.8%
U.S. Treasury Notes and Bonds, 2.250%, 05/31/14	35,000	36,118
U.S. Treasury Notes and Bonds, 4.250%, 05/15/39	90,000	95,175
Total United States Treasury Securities		131,293
Total U.S. Government and Agency Obligations (cost $2,614,666)		2,715,180

	Shares
Short-Term Investments - 4.2%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,10]	28,392	5,536
BNY Mellon Overnight Government Fund, 0.03%	23,000	23,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	674,435	674,435
Total Short-Term Investments (cost $725,826)		702,971
Total Investments - 100.5% (cost $16,187,504)		16,968,410
Other Assets, less Liabilities - (0.5)%		(82,038)
Net Assets - 100.0%		$16,886,372

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	High Yield Fund**
Industrials	81.5%
Financials	12.2%
Utilities	3.2%
Materials	0.6%
Information Technology	0.2%
Consumer Discretionary	0.2%
Preferred Stocks	0.2%
Consumer Staples	0.1%
Other Assets and Liabilities	1.8%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
HCA, Inc., 9.625%, 11/15/16*	3.5%
GMAC LLC, 6.875%, 08/28/12*	1.7
Biomet, Inc., 10.375%, 10/15/17*	1.5
Simmons Bedding Co., 11.250%, 07/15/15	1.4
Visant Holding Corp., 10.250%, 12/01/13*	1.3
EchoStar DBS Corp., 7.750%, 05/31/15*	1.3
Sungard Data Systems, Inc., 10.250%, 08/15/15*	1.3
MGM Mirage, Inc., 6.750%, 04/01/13	1.2
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	1.1
Sealy Mattress Co., 8.250%, 06/15/14*	1.1

Top Ten as a Group	15.4%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers High Yield Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 96.9%
Financials - 12.2%
CIT Group, Inc., 7.000%, 05/01/13	$27,193		$26,173
CIT Group, Inc., 7.000%, 05/01/14	40,789		38,648
CIT Group, Inc., 7.000%, 05/01/15	50,789	[2]	47,107
CIT Group, Inc., 7.000%, 05/01/16	157,983		144,949
CIT Group, Inc., 7.000%, 05/01/17	95,176		86,134
Citigroup Capital XXI, 8.300%, 12/21/57[7]	55,000		53,842
Clear Channel Communications, Inc., Term Loan, Class B, 3.997%, 01/29/16, (07/30/10)[5]	38,111		29,660
First Data Corp., Term Loan, Class B-2, 3.097%, 09/24/14, (07/26/10)[5]	56,425		47,665
First Data Corp., Term Loan, Class B-2, 3.097%, 09/24/14, (07/30/10)[5]	2,664		2,250
Ford Motor Credit Company LLC, 7.000%, 04/15/15	210,000		207,933
Ford Motor Credit Company LLC, 8.700%, 10/01/14	295,000		307,716
GMAC, Inc., 6.750%, 12/01/14	17,000		16,618
GMAC, Inc., 6.875%, 08/28/12	491,000		494,683
Harrah’s Operating Company, Inc., Term Loan, Class B-3, 3.315%, 01/28/15, (07/26/10)[5]	118,124		98,218
Harrah’s Operating Company, Inc., Term Loan, Class B-3, 3.533%, 01/28/15, (09/30/10)[5]	1,293		1,075
Host Hotels & Resorts, L.P., 6.375%, 03/15/15	165,000		162,525
Host Hotels & Resorts, L.P., 6.875%, 11/01/14(a)	40,000		40,100
Host Hotels & Resorts, L.P., 9.000%, 05/15/17	20,000	[2]	21,500
Ineos Holdings, Ltd., Term Loan, Class B-2, 7.501%, 12/16/13, (07/30/10)[5]	154,944		148,747
Ineos Holdings, Ltd., Term Loan, Class C-2, 8.001%, 12/16/14, (07/30/10)[5]	177,129		170,265
International Lease Finance Corp., 8.625%, 09/15/15(a)	130,000		123,500
International Lease Finance Corp., 8.750%, 03/15/17(a)	160,000		152,000
LBI Escrow Corp., 8.000%, 11/01/17(a)	100,000		103,250
Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15, (12/31/10)[5]	70,000		72,940
Pinnacle Foods Finance LLC, 9.250%, 04/01/15(a)	55,000		56,375
Pinnacle Foods Finance LLC, 9.250%, 04/01/25	20,000		20,500
Realogy Corp., 10.500%, 04/15/14	105,000	[2]	89,512
Rite Aid Corp., Term Loan, 9.500%, 06/01/15, (07/30/10)[5]	104,633		106,496
Reynolds Group Issuer, Inc., 8.500%, 05/15/18(a)	205,000		202,181
SSI Investments II, Ltd./SSI Co-Issuer LLC, 11.125%, 06/01/18(a)	100,000		102,000
Texas Competitive Electric Holdings, Term Loan, Class B-2, 4.033%, 12/14/14, (09/30/10)[5]	1,580		1,172
Texas Competitive Electric Holdings, Term Loan, Class B-2, 4.065%, 12/14/13, (11/10/10)[5]	164,704		122,190
Texas Competitive Electric Holdings Co. LLC, Term Loan, Class B-2, 3.843%, 10/10/14, (08/09/10)[5]	25,866		19,189
Texas Competitive Electric Holdings Co. LLC, Term Loan, Class B-2, 3.873%, 10/10/14, (08/10/10)[5]	115,086		85,380
UCI Holdco, Inc., 8.537%, 12/15/13, (09/15/10)[6]	151,556		147,767
Total Financials			3,550,260
Industrials - 81.5%
ACCO Brands Corp., 7.625%, 08/15/15	75,000		69,375
ACCO Brands Corp., 10.625%, 03/15/15	195,000		212,550

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 81.5% (continued)
Aeroflex, Inc., 11.750%, 02/15/15	$145,000		$155,875
Alliance Laundry Corp., 8.500%, 01/15/13	205,000		206,025
Alliant Techsystems, Inc., 6.750%, 04/01/16	90,000		88,650
American Tire Distributors, Inc., 9.750%, 06/01/17(a)	65,000		65,488
Ames True Temper, Inc., 4.303%, 01/15/12, (07/15/10)[5]	180,000		171,900
Ames True Temper, Inc., 10.000%, 07/15/12(a)	40,000		39,200
Amkor Technology, Inc., 7.375%, 05/01/18(a)	130,000		126,750
Amsted Industries, Inc., 8.125%, 03/15/18(a)	60,000		60,150
Arch Coal, Inc., 8.750%, 08/01/16(a)	35,000		36,662
Arch Western Finance, LLC, 6.750%, 07/01/13(a)	120,000		120,900
Ashland, Inc., 9.125%, 06/01/17	65,000		71,500
Ashtead Capital, Inc., 9.000%, 08/15/16	70,000		68,950
Aspect Software, Inc., 10.625%, 05/15/17(a)	40,000		40,200
Associated Materials LLC, 9.875%, 11/15/16	55,000		59,262
Atlas Energy Operating Company LLC, 10.750%, 02/01/18	155,000		166,044
Avaya, Inc., 9.750%, 11/01/15	65,000		61,262
Avaya, Inc., 10.125%, 11/01/15[6]	94,893		89,199
Avis Budget Car Rental LLC, 7.750%, 05/15/16	110,000		103,262
Avis Budget Car Rental LLC, 9.625%, 03/15/18(a)	40,000		40,600
B&G Foods, Inc., 7.625%, 01/15/18	30,000		30,225
Baldor Electric Co., 8.625%, 02/15/17	80,000		83,200
Bausch & Lomb, Inc., 9.875%, 11/01/15	170,000		175,525
Belden, Inc., 9.250%, 06/15/19(a)	75,000		79,500
Biomet, Inc., 10.375%, 10/15/17[6]	410,000		442,800
Boyd Gaming Corp., 7.125%, 02/01/16	140,000	[2]	115,850
Bon-Ton Stores, Inc., The, 10.250%, 03/15/14	85,000	[2]	83,938
Bumble Bee Foods LLC, 7.750%, 12/15/15(a)	70,000		70,612
BWAY Holding Co., 10.000%, 06/15/18 (a)	80,000		83,800
Case New Holland, Inc., 7.875%, 12/01/17(a)	80,000		81,000
CCO Holdings LLC, 7.875%, 04/30/18(a)	125,000		126,250
CCO Holdings LLC, 8.125%, 04/30/20(a)	45,000		46,238
CCH II LLC & CCH II Capital Corp., 13.500%, 11/30/16	25,000		29,250
Central Garden & Pet Co., 8.250%, 03/01/18	85,000		84,681
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 8.625%, 11/15/17(a)	190,000		190,238
Chesapeake Energy Corp., 7.250%, 12/15/18	75,000		77,812
Chiquita Brands International, Inc., 8.875%, 12/01/15	165,000	[2]	164,588
Citizens Communications Co., 6.625%, 03/15/15	90,000		87,300
Clean Harbors, Inc., 7.625%, 08/15/16	65,000		67,112
Clear Channel Worldwide Holdings, Inc., Series A, 9.250%, 12/15/17(a)	45,000		45,000
Clear Channel Worldwide Holdings, Inc., Series B, 9.250%, 12/15/17(a)	180,000		181,800
Clearwire Communications LLC, 12.000%, 12/01/15(a)	130,000		130,162

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 81.5% (continued)
Clearwater Paper Corp., 10.625%, 06/15/16	$85,000		$94,031
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17(a)	70,000		69,650
Community Health Systems, Inc., 8.875%, 07/15/15	200,000		206,750
Constellation Brands, Inc., 7.125%, 09/01/16	70,000		70,962
Constellation Brands, Inc., 8.375%, 12/15/14	90,000		96,300
Cooper Companies, Inc., 7.125%, 02/15/15	100,000		100,750
Cricket Communications I, 9.375%, 11/01/14	110,000	[2]	112,200
Crosstex Energy, L.P., 8.875%, 02/15/18	115,000		115,431
Crown Americas LLC, 7.750%, 11/15/15(a)	50,000		52,125
Crown Americas LLC/Crown Americas Capital Corp.II, 7.625%, 05/15/17(a)	50,000		52,000
DJO Finance LLC, 10.875%, 11/15/14	160,000		168,800
Denbury Resources, Inc., 7.500%, 04/01/13	30,000		30,488
Denbury Resources, Inc., 9.750%, 03/01/16	50,000		54,250
Digicel Group, Ltd., 8.250%, 09/01/17(a)	100,000		99,500
Dole Food Co., Inc., 8.000%, 10/01/16(a)	40,000		40,300
Dole Food Co., Inc., 13.875%, 03/15/14	36,000		42,390
Dynegy Holdings, Inc., 7.625%, 10/15/26	125,000		77,500
Dynegy Holdings, Inc., 7.750%, 06/01/19	50,000		34,812
Easton-Bell Sports, Inc., 9.750%, 12/01/16,(a)	120,000		124,800
EchoStar Communications Corp., 7.125%, 02/01/16(a)	305,000		307,288
EchoStar DBS Corp., 7.750%, 05/31/15	375,000		388,125
El Paso Natural Gas Co., 7.250%, 06/01/18	80,000		80,616
El Paso Corp., 8.250%, 02/15/16	70,000		73,675
Esco Corp., 4.412%, 12/15/13, (09/15/10)(a)[5]	50,000		46,000
Esco Corp., 8.625%, 12/15/13 (a)	25,000		24,938
FMG Finance Property, Ltd., 10.625%, 09/01/16(a)	170,000		187,850
First Data Corp., 9.880%, 09/24/15	275,000	[2]	210,375
First Data Corp., 10.550%, 09/24/15	221,077	[2]	163,044
Forest Oil Corp., 7.250%, 06/15/19	60,000		58,200
Forest Oil Corp., 8.500%, 02/15/14	20,000		20,950
Freescale Semiconductor, Inc., 9.250%, 04/15/18(a)	190,000		188,575
GCI, Inc., 8.625%, 11/05/19(a)	150,000		150,375
Geo Group, Inc., The, 7.750%, 10/15/17(a)	80,000		81,000
GXS Worldwide, Inc., 9.750%, 06/15/15, (a)	135,000		129,600
GWR Operating Partnership, LLLP, 10.875%, 04/01/17(a)	85,000		84,894
General Cable Corp., 7.125%, 04/01/17	105,000	[2]	104,475
Georgia-Pacific Corp., 7.000%, 01/15/15(a)	40,000		40,600
Georgia-Pacific Corp., 8.250%, 05/01/16,(a)	160,000		171,400
Goodyear Tire & Rubber Co., The, 8.625%, 12/01/11	19,000		19,855
Goodyear Tire & Rubber Co., The, 8.750%, 08/15/20	60,000	[2]	61,650
Goodyear Tire & Rubber Co., The, 9.000%, 07/01/15	10,000		10,325

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 81.5% (continued)
Goodyear Tire & Rubber Co., The, 10.500%, 05/15/16	$45,000		$49,162
Graham Packaging Co. LP/GPC Capital Corp. I, 8.250%, 01/01/17(a)	90,000		89,100
Graham Packaging Co., L.P., 9.875%, 10/15/14	130,000	[2]	133,575
Hanesbrands, Inc., 8.000%, 12/15/16	10,000		10,188
Harrah’s Operating Co., Inc., 10.000%, 12/15/18	167,000	[2]	137,775
Harrah’s Operating Co., Inc., 11.250%, 06/01/17	140,000		148,050
HCA, Inc., 9.625%, 11/15/16[6]	948,000		1,016,729
Health Management Associates, Inc., 6.125%, 04/15/16	195,000		185,738
Hertz Corp., 8.875%, 01/01/14	165,000		167,888
Hillman Group, Inc., The, 10.875%, 06/01/18(a)	45,000		46,575
Huntsman International LLC, 5.500%, 06/30/16(a)	55,000		48,400
Huntsman International LLC, 7.375%, 01/01/15	50,000		47,000
Huntsman International LLC, 8.625%, 03/15/20(a)	30,000		27,825
Inergy L.P./Inergy Finance Corp., 6.875%, 12/15/14	25,000		24,750
Inergy L.P./Inergy Finance Corp., 8.250%, 03/01/16	35,000		35,612
Inergy L.P./Inergy Finance Corp., 8.750%, 03/01/15	30,000		30,675
Intelsat Bermuda, Ltd., 11.250%, 06/15/16	190,000		203,300
Intelsat Jackson Holdings, Ltd., 9.500%, 06/15/16	310,000		327,050
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 01/15/15(a)	35,000		35,569
IPCS, Inc., 8.161%, 05/01/14[6]	217,764		200,343
Iron Mountain, Inc., 8.750%, 07/15/18	205,000		212,688
Isle of Capri Casinos, Inc., 7.000%, 03/01/14	60,000	[2]	54,300
ITC Deltacom, Inc., 10.500%, 04/01/16(a)	65,000		62,725
JDA Software Group, Inc., 8.000%, 12/15/14(a)	115,000		116,150
Jarden Corp., 7.500%, 05/01/17	85,000		83,725
Jarden Corp., 8.000%, 05/01/16	100,000		103,250
JohnsonDiversey Holdings, Inc., 8.250%, 11/15/19(a)	110,000		113,850
Lear Corp., 7.875%, 03/15/18	15,000		15,112
Lear Corp., 8.125%, 03/15/20	45,000	[2]	45,338
Libbey Glass, Inc., 10.000%, 02/15/15(a)	95,000		98,800
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(a)	65,000		66,869
Linn Energy LLC, 9.875%, 07/01/18	65,000		69,225
Lyondell Chemical Co., 11.000%, 05/01/18	64,918		69,949
MGM Mirage, Inc., 6.750%, 04/01/13	405,000		363,488
MGM Mirage, Inc., 6.875%, 04/01/16	40,000		32,200
MGM Mirage, Inc., 7.500%, 06/01/16	175,000		138,688
MGM Mirage, Inc., 9.000%, 03/15/20(a)	10,000		10,325
MGM Mirage, Inc., 10.375%, 05/15/14	40,000	[2]	43,700
MGM Mirage, Inc., 11.125%, 11/15/17	40,000		44,300
MagnaChip Semiconductor SA, 10.500%, 04/15/18(a)	85,000		86,912
Manitowoc Co., Inc., 9.500%, 02/15/18	35,000		35,175

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 81.5% (continued)
MarkWest Energy Partners LP, 8.750%, 04/15/18	$120,000		$121,800
Masco Corp., 7.125%, 03/15/20	20,000		19,453
McJunkin Red Man Corp., 9.500%, 12/15/16,(a)	90,000		87,750
MetroPCS Wireless, Inc., 9.250%, 11/01/14	210,000	[2]	217,350
Michael Foods, Inc., 9.750%, 07/15/18(a)	20,000		20,650
Mylan, Inc., 7.625%, 07/15/17(a)	25,000		25,625
Mylan, Inc., 7.875%, 07/15/20(a)	80,000		82,000
Neiman Marcus Group, Inc., The, 9.000%, 10/15/15[6]	159,897	[2]	161,096
NewPage Corp., 11.375%, 12/31/14	50,000		45,625
Nexstar Broadcasting, Inc., 8.875%, 04/15/17(a)	60,000		60,600
Noranda Aluminium Acquisition Co., 5.373%, 05/15/15, (11/15/10)[5,6]	198,490		153,830
Novelis, Inc., 7.250%, 02/15/15	65,000		63,050
NXP B.V./NXP Funding LLC, 7.875%, 10/15/14	180,000		166,050
NXP B.V./NXP Funding LLC, 10.000%, 07/15/13(a)	75,000		78,750
Omnicare, Inc., 7.750%, 06/01/20	5,000		5,125
OPTI Canada, Inc., 8.250%, 12/15/14	40,000		35,000
Oshkosh Corp., 8.250%, 03/01/17	25,000		26,125
P.H. Glatfelter Co., 7.125%, 05/01/16	95,000		93,100
P.H. Glatfelter Co., 7.125%, 05/01/16(a)	20,000		19,600
Packaging Dynamics, Inc., 10.000%, 05/11/16(a)	160,000		134,400
PAETEC Holding Corp., 8.875%, 06/30/17	95,000	[2]	95,475
PAETEC Holding Corp., 9.500%, 07/15/15	130,000	[2]	127,075
Parker Drilling Co., 9.125%, 04/01/18(a)	55,000		52,525
Petrohawk Energy Corp., 7.875%, 06/01/15	170,000		171,275
Petrohawk Energy Corp., 9.125%, 07/15/13	65,000		68,088
Pioneer Drilling Co., 9.875%, 03/15/18(a)	40,000		39,400
Plains Exploration & Production Co., 7.000%, 03/15/17	70,000		67,200
Plains Exploration & Production Co., 7.625%, 06/01/18	5,000		4,912
PolyOne Corp., 8.875%, 05/01/12	100,000		104,500
Pride International, Inc., 8.500%, 06/15/19	80,000		83,400
Quebecor Media, Inc., 7.750%, 03/15/16	250,000		246,250
Quebecor World, Escrow, 6.500%, 08/01/27	165,000		9,900
Qwest Communications International, Inc., 7.500%, 02/15/14	235,000		236,762
RailAmerica, Inc., 9.250%, 07/01/17	73,000		76,832
Range Resources Corp., 7.500%, 05/15/16	75,000		76,031
RBS Global, Inc., 8.500%, 05/01/18(a)	230,000		224,250
Reichhold Industries, Inc., 9.000%, 08/15/14(a)	235,000		207,975
Rental Service Corp., 9.500%, 12/01/14	225,000		224,719
Rite Aid Corp., 7.500%, 03/01/17	100,000		89,000
Rite Aid Corp., 9.500%, 06/15/17	40,000	[2]	31,900
Sally Holdings LLC, 9.250%, 11/15/14	40,000		41,700

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 81.5% (continued)
SandRidge Energy, Inc., 8.625%, 04/01/15[6]	$80,000		$78,100
SandRidge Energy, Inc., 9.875%, 05/15/16(a)	20,000		20,400
SBA Telecommunications, Inc., 8.000%, 08/15/16(a)	40,000		41,600
Scotts Miracle-Gro Co., The, 7.250%, 01/15/18	20,000		20,225
Sealy Mattress Co., 8.250%, 06/15/04	315,000	[2]	317,362
Sequa Corp., 11.750%, 12/01/15(a)	90,000		87,525
Service Corp. International, 6.750%, 04/01/15	175,000		174,562
Service Corp. International, 7.000%, 06/15/17	35,000		34,650
ServiceMaster Co., 10.750%, 07/15/15(a)[6]	140,000		145,600
Simmons Bedding Co., 11.250%, 07/15/15(a)	385,000		415,318
Solo Cup Co., 8.500%, 02/15/14	35,000	[2]	31,588
Solo Cup Co., 10.500%, 11/01/13	100,000		103,875
Solutia, Inc., 8.750%, 11/01/17	80,000		83,600
Spectrum Brands, Inc., 9.500%, 06/15/18(a)	55,000		56,788
Spectrum Brands, Inc., 12.000%, 08/28/19[6]	175,781		192,480
Spirit AeroSystems, Inc., 7.500%, 10/01/17	90,000		88,650
Sprint Capital Corp., 6.900%, 05/01/19	325,000		295,750
Sprint Capital Corp., 8.750%, 03/15/32	240,000		230,400
Steinway Musical Instruments, Inc., 7.000%, 03/01/14	225,000		215,438
Sun Media Corp., 7.625%, 02/15/13	45,000		45,225
Sungard Data Systems, Inc., 10.250%, 08/15/15	370,000	[2]	383,875
SUPERVALU, Inc., 8.000%, 05/01/16	265,000		263,675
Surgical Care Affiliates, Inc., 8.875%, 07/15/15(a)[6]	159,291		157,300
TRW Automotive, Inc., 7.250%, 03/15/17(a)	150,000		146,250
Tenet Healthcare Corp., 8.875%, 07/01/19(a)	45,000		47,925
Tenet Healthcare Corp., 9.250%, 01/01/15(a)	230,000	[2]	238,625
Terex Corp., 8.000%, 11/15/17	190,000		176,700
Travelport LLC, 5.163%, 09/01/14, (09/01/10)[5]	60,000		56,400
Travelport LLC, 9.875%, 09/01/14	10,000		10,075
Travelport LLC, 11.875%, 09/01/16	90,000	[2]	91,350
Triumph Group, Inc., 8.625%, 07/15/18(a)	35,000		35,875
US Oncology, Inc., 9.125%, 08/15/17	155,000		160,038
United Components, Inc., 9.375%, 06/15/13	60,000		60,600
United Rentals North America, Inc. 9.250%, 12/15/19	115,000		116,438
United Surgical Partners International, Inc., 8.875%, 05/01/17	15,000		15,038
United Surgical Partners International, Inc., 9.250%, 05/01/17[6]	145,000		145,725
Vail Resorts, Inc., 6.750%, 02/15/14	175,000		175,438
Videotron, Ltd., 6.875%, 01/15/14	68,000		68,680
Virgin Media Finance PLC, 10.250%, 10/15/19	110,000		111,925
Visant Holding Corp., 10.250%, 12/01/13(b)	380,000		389,975
Wind Acquisition Finance, S.A., 10.750%, 12/01/15(a)	75,000		78,000
Wind Acquisition Finance, S.A., 11.750%, 07/15/17(a)	100,000		103,000
Windstream Corp., 8.625%, 08/01/16(a)	185,000		187,312

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 81.5% (continued)
WMG Acquisition Corp., 9.500%, 06/15/16	$75,000		$80,250
Wynn Las Vegas LLC, 7.875%, 11/01/17(a)	15,000		15,262
Wynn Las Vegas LLC, 7.875%, 05/01/20(a)	55,000	[2]	55,550
Yankee Acquisition Corp., Series B, 8.500%, 02/15/15	55,000		55,894
Yankee Acquisition Corp., Series B, 9.750%, 02/15/17	15,000	[2]	15,338
Zayo Group LLC/Zayo Capital Inc., 10.250%, 03/15/17(a)	105,000		107,625
Total Industrials			23,735,029
Utilities - 3.2%
AES Corp., The, 8.000%, 10/15/17	35,000		35,526
AES Corp., The, 9.750%, 04/15/16(a)	225,000		243,000
Digicel Group, Ltd., 10.500%, 04/15/18(a)	100,000		103,625
Energy Future Holdings Corp., 10.000%, 01/15/20(a)	70,000	[2]	70,000
Energy Future Holdings Corp., 10.875%, 11/01/17	130,000	[2]	96,850
NRG Energy, Inc., 7.375%, 02/01/16	200,000		199,500
NRG Energy, Inc., 7.375%, 01/15/17	35,000		34,738
Texas Competitive Electric Holdings Co., LLC, 10.250%, 11/01/15	215,000	[2]	142,975
Total Utilities			926,214
Total Corporate Bonds (cost $27,219,151)			28,211,503
Common Stocks - 1.1%

	Shares
Consumer Discretionary - 0.2%
Dex One Corp.*	3,580		68,020
Consumer Staples - 0.1%
Spectrum Brands Holdings, Inc.*	717		18,183
Information Technology - 0.2%
Flextronics International, Ltd.*	10,500		58,800
Materials - 0.6%
Huntsman Corp.	10,103		87,594
LyondellBasell Industries, N.V., Class A*	2,980		48,127
LyondellBasell Industries, N.V., Class B*	2,731		44,105
Total Materials			179,826
Total Common Stocks (cost $617,691)			324,829
Preferred Stocks - 0.2%
Bank of America Corp., 8.000% (cost $51,425)	55,000		53,200
Short-Term Investments - 12.8%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,10]	87,750		17,111
BNY Mellon Overnight Government Fund, 0.03%	3,422,000		3,422,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	297,539		297,539
Total Short-Term Investments (cost $3,807,289)			3,736,650
Total Investments - 111.0% (cost $31,695,556)			32,326,182
Other Assets, less Liabilities - (11.0)%			(3,214,701)
Net Assets - 100.0%			$29,111,481

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Fixed Income Fund**
Industrials	38.6%
Financials	17.6%
U.S. Government and Agency Obligations	13.3%
Foreign Government Obligations	8.7%
Utilities	8.1%
Asset-Backed Securities	2.7%
Municipal Bonds	1.3%
Mortgage-Backed Securities	0.7%
Preferred Stocks	0.3%
Other Assets and Liabilities	8.7%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
U.S. Treasury Notes, 3.125%, 05/15/19*	4.3%
Canadian Government, 2.000%, 09/01/12*	3.7
U.S. Treasury Notes, 1.000%, 08/31/11*	2.9
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18*	1.8
Inter-American Development Bank, 6.000%, 12/15/17*	1.7
International Paper Co., 7.500%, 08/15/21*	1.6
PPG Industries, Inc., 6.650%, 03/15/18*	1.6
American General Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17*	1.5
FNMA, 1.375%, 04/28/11*	1.5
Equitable Resources, Inc., 6.500%, 04/01/18	1.3

Top Ten as a Group	21.9%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds - 64.3%
Financials - 17.6%
AgriBank FCB, 9.125%, 07/15/19[9]		$810,000		$960,880
American General Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17		2,770,000		2,219,463
American International Group, Inc., Medium Term Notes, Series MP, 5.450%, 05/18/17		30,000		26,775
Associates Corp. of North America, 6.950%, 11/01/18		650,000		666,411
Bank of America Capital Trust VI, 5.625%, 03/08/35		295,000		249,277
Bear Stearns Companies, Inc., The, 4.650%, 07/02/18		480,000		472,921
Bear Stearns Companies, Inc., The, 5.300%, 10/30/15		25,000		27,053
Camden Property Trust, 5.700%, 05/15/17		255,000		265,954
Cantor Fitzgerald, L.P., 6.375%, 06/26/15(a)		910,000		914,278
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(a)[9]		700,000		725,483
Caterpillar Financial Services Corp., 6.125%, 02/17/14		615,000		696,591
Citigroup, Inc., 5.500%, 10/15/14		1,340,000		1,378,979
Citigroup, Inc., 5.850%, 12/11/34		75,000		71,218
Citigroup, Inc., 6.125%, 05/15/18		345,000		360,631
Citigroup, Inc., 6.125%, 08/25/36		935,000		852,438
Colonial Realty, L.P., 4.800%, 04/01/11		181,000		178,502
Crown Castle Towers LLC, 6.113%, 01/15/20(a)		850,000		934,634
Duke Realty, L.P., 5.950%, 02/15/17		35,000		35,777
ERP Operating, L.P., 5.125%, 03/15/16		15,000		15,809
ERP Operating, L.P., 5.750%, 06/15/17		70,000		75,534
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	260,000		226,573
General Electric Capital Corp., Global Medium Term Notes, Series A, 0.603%, 05/13/24, (07/15/10)[5]		180,000		142,946
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		465,000		503,165
Highwoods Realty, L.P., 5.850%, 03/15/17		30,000		29,971
Highwoods Realty, L.P., 7.500%, 04/15/18		350,000		376,827
iStar Financial, Inc., 1.033%, 10/01/12, (10/01/10)[5,13]		325,000		234,000
International Lease Finance Corp., Medium Term Notes, Series R, 5.650%, 06/01/14		105,000		93,712
International Lease Finance Corp., 8.625%, 09/15/15(a)		10,000		9,500
Marsh & McLennan Companies, Inc., 5.375%, 07/15/14		410,000		433,809
Marsh & McLennan Companies, Inc., 5.750%, 09/15/15		652,000		698,141
Marsh & McLennan Companies, Inc., 5.875%, 08/01/33		1,230,000		1,150,519
MBIA Insurance Corp., 14.000%, 01/15/33(a)[7]		25,000	[2]	11,625
Merrill Lynch & Co., Inc., 6.110%, 01/29/37		1,800,000		1,639,803
Merrill Lynch & Co., Inc., Medium Term Notes, Series C, 6.050%, 06/01/34		1,100,000		1,100,724
Morgan Stanley, 4.750%, 04/01/14		540,000		541,385
Morgan Stanley, 5.550%, 04/27/17		620,000		615,823
Morgan Stanley, 5.950%, 12/28/17		200,000		202,835
Morgan Stanley, 6.625%, 04/01/18		160,000		167,955
Morgan Stanley, Global Medium Term Notes, Series F, 5.500%, 01/26/20		200,000		193,834
Morgan Stanley, Global Medium Term Notes, Series F, 5.625%, 09/23/19		500,000		484,562

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Financials - 17.6% (continued)
Mutual of Omaha Insurance Co., 6.800%, 06/15/36(a)		$620,000	$613,631
National City Bank of Indiana, 4.250%, 07/01/18		395,000	385,194
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40(a)		895,000	879,526
ProLogis Trust, 5.625%, 11/15/15		15,000	14,401
ProLogis Trust, 5.750%, 04/01/16		15,000	14,294
SLM Corp., 0.616%, 01/27/14, (07/26/10)[5]		135,000	111,395
SLM Corp., 5.000%, 10/01/13		10,000	9,567
SLM Corp., 5.375%, 01/15/13		20,000	19,405
SLM Corp., 8.450%, 06/15/18		845,000	780,864
Simon Property Group, L.P., 5.250%, 12/01/16		25,000	26,659
Simon Property Group, L.P., 5.750%, 12/01/15		85,000	93,555
Simon Property Group, L.P., 5.875%, 03/01/17		40,000	43,306
Simon Property Group, L.P., 6.100%, 05/01/16		100,000	111,131
Sovereign Bank, 5.125%, 03/15/13		335,000	339,695
Standard Chartered Bank, 6.400%, 09/29/17(a)		100,000	107,900
Standard Chartered PLC, 5.500%, 11/18/14(a)		750,000	814,332
WEA Finance LLC / WT Finance Australia, 6.7500%, 09/02/19(a)	AUD	535,000	595,659
Willis North America, Inc., 7.000%, 09/29/19		220,000	236,609
XL Capital PLC, 6.500%, 01/15/12		105,000	109,924
Total Financials			25,293,364
Industrials - 38.6%
AT&T Corp., 6.500%, 03/15/29		775,000	832,727
Alltel Corp., 7.875%, 07/01/32		210,000	265,629
Anadarko Petroleum Corp., 5.950%, 09/15/16		450,000	387,795
Anadarko Petroleum Corp., 6.450%, 09/15/36		395,000	315,083
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33		330,000	348,819
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14(a)		975,000	1,067,028
Avnet, Inc., 6.000%, 09/01/15		720,000	781,060
Avnet, Inc., 6.625%, 09/15/16		140,000	156,080
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28		85,000	84,349
BellSouth Corp., 6.000%, 11/15/34		280,000	290,250
CIGNA Corp., 6.150%, 11/15/36		240,000	247,664
CSX Corp., 6.000%, 10/01/36		504,000	542,034
Cardinal Health, Inc., 4.000%, 06/15/15		320,000	332,799
CenturyTel, Series P, 7.600%, 09/15/39		605,000	575,164
Charter Communications Operating LLC, 8.000%, 04/30/12(a)		245,000	256,025
Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19(a)		1,205,000	1,521,885
Coca-Cola HBC Finance, B.V., 5.125%, 09/17/13		265,000	289,416
Comcast Corp., 5.650%, 06/15/35		330,000	326,117
Comcast Corp., 6.500%, 11/15/35		260,000	283,664
Continental Airlines, Inc., 5.983%, 04/19/22		417,473	409,541
Continental Airlines, Inc., Series B, 6.903%, 04/19/22		93,182	85,728

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 38.6% (continued)
Continental Airlines, Inc., Series 00A1, 8.048%, 11/01/20	$80,267	$82,474
Corning, Inc., 6.850%, 03/01/29	600,000	674,480
Covidien International Finance, S.A., 6.000%, 10/15/17	295,000	342,852
Cummins Engine Co., Inc., 6.750%, 02/15/27	153,000	164,361
Cytec Industries, Inc., 6.000%, 10/01/15	80,000	88,036
DP World, Ltd., 6.850%, 07/02/37(a)	1,720,000	1,375,546
Darden Restaurants, Inc., 6.000%, 08/15/35	170,000	172,984
Delta Air Lines, Inc. Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	350,000	357,000
Delta Air Lines, Inc., 8.021%, 08/10/22	681,354	648,989
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	790,000	863,045
ERAC USA Finance Co., 6.375%, 10/15/17(a)	240,000	270,562
ERAC USA Finance Co., 6.700%, 06/01/34(a)	65,000	69,497
ERAC USA Finance Co., 7.000%, 10/15/37(a)	925,000	1,011,179
El Paso Corp., 6.950%, 06/01/28	165,000	148,549
Energy Transfer Partners, L.P., 6.125%, 02/15/17	65,000	67,680
Energy Transfer Partners, L.P., 6.625%, 10/15/36	145,000	139,579
Equifax, Inc., 7.000%, 07/01/37	228,000	252,233
Equitable Resources, Inc., 6.500%, 04/01/18	1,730,000	1,885,598
Express Scripts, Inc., 6.250%, 06/15/14	305,000	345,631
Express Scripts, Inc., 7.250%, 06/15/19	185,000	224,004
Ford Motor Co., 4.250%, 11/15/16[13]	1,080,000	1,351,350
Macy’s Retail Holdings, Inc., 6.900%, 04/01/29	30,000	29,025
GATX Corp., 4.750%, 10/01/12	560,000	589,846
Georgia-Pacific Corp., 7.250%, 06/01/28	70,000	69,475
Hasbro, Inc., 6.600%, 07/15/28	165,000	161,012
HCA, Inc., 7.500%, 11/06/33	75,000	64,500
Intel Corp., 2.950%, 12/15/35[13]	265,000	253,075
Intel Corp., 3.250%, 08/01/39(a)[13]	1,035,000	1,170,844
International Paper Co., 7.500%, 08/15/21	2,000,000	2,346,364
International Paper Co., 7.950%, 06/15/18	574,000	684,437
Intuit, Inc., 5.750%, 03/15/17	210,000	231,022
J.C. Penney Co., Inc., 5.750%, 02/15/18	25,000	25,188
J.C. Penney Co., Inc., 6.375%, 10/15/36	297,000	282,150
J.C. Penney Co., Inc., 7.625%, 03/01/97	25,000	23,375
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18	2,335,000	2,525,771
Kinder Morgan Finance Co., 5.700%, 01/05/16	165,000	158,400
KLA Instruments Corp., 6.900%, 05/01/18	715,000	801,093
Kroger Co., The, 7.000%, 05/01/18	460,000	547,496
Macy’s Retail Holdings, Inc., 6.790%, 07/15/27	80,000	74,200
Marks & Spencer Group PLC, 7.125%, 12/01/37(a)	300,000	315,525
Masco Corp., 5.850%, 03/15/17	350,000	341,892

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 38.6% (continued)
Masco Corp., 6.500%, 08/15/32	$25,000	$21,191
Masco Corp., 7.125%, 03/15/20	300,000	291,796
Masco Corp., 7.750%, 08/01/29	50,000	48,325
Medco Health Solutions, Inc., 7.125%, 03/15/18	920,000	1,100,770
Medco Health Solutions, Inc., 7.250%, 08/15/13	420,000	484,870
Methanex Corp., 6.000%, 08/15/15	320,000	311,492
Missouri Pacific Railroad Co., 5.000%, 01/01/45[9]	200,000	147,042
Motorola, Inc., 6.500%, 09/01/25	15,000	14,971
Motorola, Inc., 6.500%, 11/15/28	70,000	70,826
New England Telephone & Telegraph Co., 7.875%, 11/15/29	95,000	111,130
News America, Inc., 6.200%, 12/15/34	270,000	285,282
News America, Inc., 6.400%, 12/15/35	385,000	420,376
News America, Inc., 7.280%, 06/30/28	225,000	252,825
News America, Inc., 7.625%, 11/30/28	460,000	532,196
Nextel Communications, Inc., 5.950%, 03/15/14	710,000	662,075
Northwest Airlines, Inc., 8.028%, 11/01/17	371,332	345,338
Owens & Minor, Inc., 6.350%, 04/15/16[9]	125,000	126,036
Owens Corning, Inc., 6.500%, 12/01/16	210,000	223,731
Owens Corning, Inc., 7.000%, 12/01/36	385,000	384,274
PPG Industries, Inc., 6.650%, 03/15/18	1,935,000	2,299,585
Pulte Homes, Inc., 6.000%, 02/15/35	1,265,000	929,775
Pulte Homes, Inc., 6.375%, 05/15/33	465,000	360,375
Qantas Airways, Ltd., 6.050%, 04/15/16(a)	1,500,000	1,556,349
Questar Market Resources, Inc., 6.800%, 04/01/18	1,365,000	1,430,839
Rowan Cos., Inc., 7.875%, 08/01/19	300,000	331,048
SBC Communications, Inc., 6.150%, 09/15/34	840,000	884,766
Safeway, Inc., 6.350%, 08/15/17	400,000	462,343
Samsung Electronics Co., Ltd., 7.700%, 10/01/27(a)	540,000	630,392
Sprint Capital Corp., 6.900%, 05/01/19	15,000	13,650
Sprint Capital Corp., 8.750%, 03/15/32	5,000	4,800
Tele-Communications, Inc., 9.800%, 02/01/12	350,000	391,708
Telecom Italia Capital S.p.A., 6.000%, 09/30/34	40,000	34,370
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	105,000	94,294
Telefonica Emisiones SAU, 5.877%, 07/15/19	265,000	283,140
Texas Eastern Transmission, L.P., 7.000%, 07/15/32	255,000	302,939
TGT Pipeline LLC, 5.200%, 06/01/18	465,000	472,575
Time Warner Cable, Inc., 6.750%, 07/01/18	1,500,000	1,724,528
Time Warner, Inc., 6.625%, 05/15/29	270,000	297,978
Time Warner, Inc., 7.625%, 04/15/31	80,000	96,510
Time Warner, Inc., 7.700%, 05/01/32	685,000	828,512
Toll Brothers Finance Corp., 5.150%, 05/15/15	555,000	544,579

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Industrials - 38.6% (continued)
Toro Co., The, 6.625%, 05/01/37[9]	$365,000	$371,412
Qwest Corp., 6.875%, 09/15/33	20,000	18,450
V.F. Corp., 6.450%, 11/01/37	412,000	466,007
Verizon Global Funding Corp., 5.850%, 09/15/35	280,000	289,788
Verizon Maryland, Inc., 5.125%, 06/15/33	295,000	261,743
Verizon New England, Inc., 6.500%, 09/15/11	530,000	559,894
Verizon New York, Inc., Series B, 7.375%, 04/01/32	110,000	124,745
Viacom, Inc., 6.875%, 04/30/36	470,000	533,779
Western Union Co., 6.200%, 11/17/36	635,000	679,347
Weyerhaeuser Co., 6.875%, 12/15/33	645,000	605,518
Weyerhaeuser Co., 7.375%, 10/01/19	50,000	52,924
Weyerhaeuser Co., 7.375%, 03/15/32	55,000	54,480
Wyndham Worldwide Corp., 6.000%, 12/01/16	405,000	393,432
Wyndham Worldwide Corp., 7.375%, 03/01/20	460,000	472,702
Total Industrials		55,322,998
Utilities - 8.1%
Abu Dhabi National Energy Co., 7.250%, 08/01/18(a)	1,040,000	1,123,306
Ameren Energy Generating Co., 7.000%, 04/15/18	1,200,000	1,279,064
Bruce Mansfield Unit 12, 6.850%, 06/01/34[9]	315,916	330,918
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	695,000	691,394
Commonwealth Edison Co., 4.700%, 04/15/15	510,000	553,722
Empresa Nacional de Electricidad, 7.875%, 02/01/27	900,000	1,007,314
Illinois Power Co., 6.250%, 04/01/18	1,370,000	1,517,700
ITC Holdings Corp., 5.875%, 09/30/16(a)	225,000	245,747
ITC Holdings Corp., 6.375%, 09/30/36(a)	300,000	311,134
Korea Gas Corp., 6.000%, 07/15/14,(a)	300,000	325,639
Nisource Finance Corp., 6.400%, 03/15/18	1,645,000	1,812,828
Nisource Finance Corp., 6.800%, 01/15/19	900,000	1,003,591
Southwestern Electric Power Co., 6.450%, 01/15/19	1,225,000	1,349,010
Total Utilities		11,551,367
Total Corporate Bonds (cost $85,468,135)		92,167,729
U.S. Government and Agency Obligations - 13.3%
Federal Home Loan Mortgage Corporation - 2.6%
FHLMC, 1.625%, 09/26/12	1,040,000	1,057,998
FHLMC, 1.625%, 04/15/13	1,040,000	1,056,442
FHLMC, 2.125%, 09/21/12	1,560,000	1,604,855
Total Federal Home Loan Mortgage Corporation		3,719,295
Federal National Mortgage Association - 1.9%
FNMA, 1.375%, 04/28/11	2,080,000	2,096,968
FNMA, 1.875%, 04/20/12	650,000	663,899
Total Federal National Mortgage Association		2,760,867

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
United States Treasury Securities - 8.8%
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/14		$519,112		$553,503
U.S. Treasury Notes, 1.000%, 08/31/11		4,095,000	[2]	4,122,195
U.S. Treasury Notes, 3.125%, 05/15/19		6,000,000		6,126,096
U.S. Treasury Notes, 4.500%, 09/30/11		750,000		788,379
U.S. Treasury Notes, 4.750%, 05/15/14		835,000		942,115
Total United States Treasury Securities				11,978,785
Total U.S. Government and Agency Obligations (cost $18,334,304)				18,458,947
Foreign Government Obligations - 8.7%
Brazil, Republic of, 10.250%, 01/10/28	BRL	750,000		421,226
Canadian Government, 2.000%, 09/01/12	CAD	5,600,000		5,311,833
Canadian Government, 3.750%, 06/01/12	CAD	135,000		132,456
Canadian Government, 5.250%, 06/01/12	CAD	390,000		393,059
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,492,960
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	1,000,000		721,026
Mexican Bonos, Series M10, 7.250%, 12/15/16	MXN	6,850,000		549,619
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		288,783
Mexican Government, 9.000%, 12/20/12	MXN	5,950,000		499,029
New South Wales Treasury Corp., Series 12RG, 6.000%, 05/01/12	AUD	260,000		223,650
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	995,000		845,214
Queensland Treasury Corp., Series 11G, 6.000%, 06/14/11	AUD	665,000		566,999
Total Foreign Government Obligations (cost $12,077,153)				12,445,854
Municipal Bonds - 1.3%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[9]		250,000		178,858
State of California, 4.500%, 08/01/27, (AMBAC Insured)		45,000		41,366
State of California, 4.500%, 10/01/29		130,000		116,061
State of California, 4.500%, 08/01/30		30,000		26,693
State of California, 4.500%, 08/01/30, (AMBAC Insured)		35,000		31,142
State of California, Variable Purpose Bond, 3.250%, 12/01/27 (National Insured)		25,000		19,484
State of California, Variable Purpose Bond, 4.500%, 12/01/33 (AMBAC Insured)		110,000		95,264
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38 (AGM Insured)		15,000		14,099
Eufaula Alabama, Series 2003 C, 4.000%, 08/15/12 (AMBAC Insured)		255,000		256,092
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34[9]		390,000		298,584
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (National Insured)		35,000		27,830
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (BHAC Insured)		15,000		12,641
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46[9]		1,055,000		712,072
Total Municipal Bonds (cost $2,330,801)				1,830,186

The accompanying notes are an integral part of these financial statements.

Managers Fixed Income Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Asset-Backed Securities - 2.7%
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34[7]	$258,319	$251,479
Chase Issuance Trust, Series 2007-B1, Class B1, 0.600%, 04/15/19, (07/15/10)[5]	845,000	810,882
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13(a)	640,000	639,361
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	780,000	833,872
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16(b)	163,889	151,072
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31(a)	989,940	1,003,690
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	200,000	209,794
Total Asset-Backed Securities (cost $3,700,237)		3,900,150
Mortgage-Backed Securities - 0.7%
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40[7]	300,000	285,563
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 01/15/49	110,000	107,732
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.983%, 06/15/49[7]	220,000	215,744
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	320,000	330,319
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31	57,102	58,393
Total Mortgage-Backed Securities (cost $724,529)		997,751

	Shares
Preferred Stocks - 0.3%
FNMA, Series S, 8.250%* [7]	16,600	5,644
Newell Financial Trust I, 5.250%[13]	13,455	474,289
Total Preferred Stocks (cost $858,206)		479,933
Short-Term Investments - 9.5%
BNY Institutional Cash Reserves Fund, Series B* [3,10]	247,573	48,277
BNY Mellon Overnight Government Fund, 0.03%	796,000	796,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	10,787,800	10,787,800
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	2,024,797	2,024,797
Total Short-Term Investments (cost $13,856,170)		13,656,874
Total Investments - 100.8% (cost $137,349,535)		143,937,424
Other Assets, less Liabilities - (0.8)%		(550,979)
Net Assets - 100.0%		$143,386,445

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	Short Duration Government Fund**
U.S. Government and Agency Obligations	83.7%
Mortgage-Backed Securities	7.1%
Asset-Backed Securities	0.3%
Other Assets and Liabilities	8.9%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
FNMA, 5.500%, TBA	5.2%
FHLMC, Series 2638, Class OW, 4.500%, 10/15/27	2.7
FNMA, Series 2005-99, Class KC, 5.500%, 02/25/28	2.7
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25*	1.8
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	1.6
FHLMC, Series 2960, Class NE, 5.000%, 08/15/31	1.5
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	1.5
FNMA, 2.817%, 11/01/34	1.4
FNMA, Series 2005-118, Class MC, 6.000%, 01/25/32	1.3
FHLMC, 5.500%, 11/01/19*	1.2

Top Ten as a Group	20.9%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Short Duration Government Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 83.7%
Federal Home Loan Mortgage Corporation - 34.1%
FHLMC, 2.725%, 10/01/33, (10/01/10)[5]	$2,001,762	$2,077,435
FHLMC, 2.702%, 07/01/34, (02/01/11)[5,13]	659,088	684,397
FHLMC, 2.719%, 10/01/33, (09/01/10)[5]	2,642,352	2,748,046
FHLMC, 3.132%, 06/01/35, (02/01/11)[5]	1,447,451	1,514,449
FHLMC, 3.482%, 09/01/33, (01/01/11)[5]	3,836,596	4,001,353
FHLMC, 4.000%, 09/15/15	368,447	370,941
FHLMC, 4.320%, 12/01/35, (01/01/11)[5]	1,095,490	1,139,478
FHLMC, 5.000%, 05/01/18[13]	889,774	956,160
FHLMC, 5.000%, 06/15/27[13]	1,575,001	1,588,543
FHLMC, 5.000%, 05/01/18 to 09/15/31	2,443,052	2,499,962
FHLMC, 5.285%, 09/01/35, (09/01/10)[5]	3,075,180	3,200,723
FHLMC, 5.500%, 11/01/19[13]	4,257,631	4,625,850
FHLMC, 5.782%, 02/01/37, (02/01/12)[5,13]	2,880,735	3,065,669
FHLMC Gold Pool, 0.600%, 06/15/35, (07/15/10)[5,13]	4,376,169	4,372,927
FHLMC Gold Pool, 3.750%, 11/15/25[13]	1,011,376	1,019,859
FHLMC Gold Pool, 5.000%, 05/01/18[13]	824,457	885,970
FHLMC Gold Pool, 5.000%, 01/01/19[13]	1,102,257	1,184,495
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	780,302	838,520
FHLMC Gold Pool, 5.500%, 11/01/17[13]	491,232	533,255
FHLMC Gold Pool, 5.500%, 12/01/17 to 01/01/20	4,902,600	5,326,400
FHLMC Gold Pool, 7.000%, 06/01/17	1,904,769	2,055,957
FHLMC Gold Pool, 7.500%, 04/01/15 to 03/01/33	1,159,433	1,306,061
FHLMC REMICS, Series 2870, Class CN, 4.000%, 10/15/27	445,570	454,526
FHLMC REMICS, Series 2003-86, Class OX, 4.500%, 09/15/26	1,184,380	1,196,794
FHLMC REMICS, Series 2769, Class BX, 4.500%, 07/15/27	383,239	391,134
FHLMC REMICS, Series 2885, Class DE, 4.500%, 12/15/17	280,131	291,031
FHLMC REMICS, Series 3059, Class PA, 5.500%, 10/15/26	1,277,729	1,288,780
FHLMC REMICS, Series 3153, Class NB, 5.500%, 02/15/27	498,818	502,159
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[7]	191,516	218,777
FHLMC, Series 2640, Class TK, 3.500%, 11/15/26	700,838	704,149
FHLMC, Series 2890, Class AB, 3.750%, 12/15/11[9]	264,840	264,982
FHLMC, Series 2628, Class PV, 3.750%, 10/15/16	196,677	197,516
FHLMC, Series 2675, Class CB, 4.000%, 05/15/16	899,837	917,891
FHLMC, Series 2692, Class AB, 4.000%, 05/15/16	1,828,440	1,864,648
FHLMC, Series 2677, Class BA, 4.000%, 09/15/16	1,640,191	1,680,295
FHLMC, Series 2574, Class HW, 4.000%, 11/15/16	501,732	507,519
FHLMC, Series 2551, Class CH, 4.000%, 12/15/16	573,545	583,015
FHLMC, Series 2608, Class GJ, 4.000%, 03/15/17	675,019	688,120
FHLMC, Series 2840, Class E, 4.250%, 08/15/12	1,065,067	1,074,495

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 34.1% (continued)
FHLMC, Series 3249, Class CJ, 4.250%, 01/15/29	$1,859,865	$1,899,226
FHLMC, Series 2561, Class EO, 4.500%, 09/15/16[13]	1,461,538	1,480,764
FHLMC, Series 2760, Class EB, 4.500%, 09/15/16	1,955,898	1,999,867
FHLMC, Series 2574, Class TK, 4.500%, 11/15/16	376,299	381,238
FHLMC, Series 2649, Class QC, 4.500%, 11/15/16	705,818	710,470
FHLMC, Series 2582, Class BC, 4.500%, 04/15/17	1,027,673	1,052,979
FHLMC, Series 2561, Class BH, 4.500%, 05/15/17	1,798,721	1,857,693
FHLMC, Series 2664, Class GA, 4.500%, 01/15/18	1,316,582	1,347,093
FHLMC, Series 2697, Class LP, 4.500%, 10/15/19	306,726	311,641
FHLMC, Series 2688, Class DA, 4.500%, 02/15/20	2,256,961	2,300,828
FHLMC, Series 3449, Class AI, 4.500%, 10/15/20	1,891,161	99,059
FHLMC, Series 2691, Class TC, 4.500%, 07/15/26	781,926	788,058
FHLMC, Series 2640, Class OW, 4.500%, 11/15/26	2,000,074	2,013,994
FHLMC, Series 2638, Class OW, 4.500%, 10/15/27	10,000,000	10,240,646
FHLMC, Series 2760, Class PN, 4.500%, 11/15/27	2,466,534	2,527,845
FHLMC, Series 2725, Class PC, 4.500%, 05/15/28	1,294,710	1,308,735
FHLMC, Series 2877, Class MV, 4.750%, 12/15/28	1,380,682	1,427,815
FHLMC, Series 2939, Class DE, 4.750%, 04/15/25	5,765,020	5,935,638
FHLMC, Series 2542, Class ER, 5.000%, 07/15/16[9]	1,342,443	1,346,152
FHLMC, Series 2707, Class PC, 5.000%, 02/15/17	2,213,308	2,242,850
FHLMC, Series 2657, Class DA, 5.000%, 10/15/20	924,986	943,926
FHLMC, Series 3062, Class HB, 5.000%, 03/15/25	243,923	246,985
FHLMC, Series 2753, Class PC, 5.000%, 05/15/26	1,673,673	1,696,795
FHLMC, Series 2866, Class WC, 5.000%, 01/15/27	2,794,673	2,854,162
FHLMC, Series 2764, Class UC, 5.000%, 05/15/27	4,002,202	4,099,421
FHLMC, Series 2844, Class PB, 5.000%, 06/15/27	2,264,705	2,322,930
FHLMC Series 2684, Class PC, 5.000%, 05/15/28	1,968,696	2,002,185
FHLMC, Series 2827, Class TC, 5.000%, 10/15/28	651,570	671,903
FHLMC, Series 2881, Class TC, 5.000%, 06/15/28	2,423,435	2,505,431
FHLMC, Series 2960, Class NE, 5.000%, 08/15/31	5,509,142	5,616,468
FHLMC, Series 2964, Class NA, 5.500%, 02/15/26	309,528	310,597
FHLMC, Series 2984, Class NA, 5.500%, 04/15/26	1,548,886	1,562,764
FHLMC, Series 3165, Class JA, 5.500%, 04/15/26	319,516	322,615
FHLMC, Series 3138, Class PA, 5.500%, 02/15/27	1,785,833	1,804,861
FHLMC, Series 3560, Class KS, 6.050%, 11/15/36, (07/15/10)[5]	2,931,544	348,081
FHLMC, Series 2608, Class SJ, 6.750%, 03/15/17, (07/15/10)[5]	689,111	28,165
Total Federal Home Loan Mortgage Corporation		127,432,161
Federal National Mortgage Association - 43.0%
FNMA, 0.667%, 11/25/30, (07/25/10)[5,13]	2,186,295	2,185,456
FNMA, 0.747%, 03/25/35, (07/25/10)[5,13]	2,186,906	2,149,434
FNMA, 1.950%, 09/01/34, (09/01/10)[5]	3,248,269	3,363,707

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 43.0% (continued)
FNMA, 1.955%, 08/01/34, (10/01/10)[5]	$850,851	$879,065
FNMA, 1.977%, 11/01/34, (10/01/10)[5]	764,486	792,941
FNMA, 2.006%, 02/01/33, (09/01/10)[5]	3,217,376	3,334,309
FNMA, 2.025%, 01/01/35, (11/01/10)[5]	578,373	599,859
FNMA, 2.039%, 08/01/33, (08/01/10)[5]	1,034,824	1,069,585
FNMA, 2.068%, 08/01/33, (08/01/10)[5]	647,423	671,506
FNMA, 2.082%, 01/01/35, (10/01/10)[5]	1,045,875	1,094,894
FNMA, 2.164%, 06/01/34, (11/01/10)[5]	2,168,656	2,262,514
FNMA, 2.362%, 01/01/24, (01/01/11)[5]	2,107,811	2,188,880
FNMA, 2.496%, 05/01/33, (03/01/11)[5]	2,941,021	3,049,471
FNMA, 2.500%, 03/01/33, (01/01/11)[5]	1,158,948	1,209,464
FNMA, 2.517%, 04/01/35, (03/01/11)[5]	988,453	1,032,903
FNMA, 2.745%, 06/01/34, (06/01/11)[5]	1,712,506	1,776,282
FNMA, 2.817%, 11/01/34, (10/01/10)[5]	4,998,468	5,222,633
FNMA, 2.960%, 01/01/33, (01/01/11)[5]	2,280,756	2,383,166
FNMA, 2.987%, 09/01/33, (09/01/10)[5,13]	1,128,339	1,153,824
FNMA, 3.034%, 08/01/34, (02/01/11)[5]	1,213,589	1,264,835
FNMA, 3.222%, 02/01/37, (12/01/10)[5]	813,033	845,003
FNMA, 3.259%, 01/01/33, (12/01/10)[5]	72,753	76,058
FNMA, 3.279%, 06/01/33, (05/01/11)[5]	1,259,440	1,314,852
FNMA, 3.455%, 03/01/36, (02/01/11)[5]	2,899,243	3,020,106
FNMA, 3.490%, 03/01/36, (01/01/11)[5]	3,417,190	3,572,430
FNMA, 4.000%, TBA	3,000,000	3,116,248
FNMA, 4.149%, 06/01/37, (05/01/11)[5]	1,104,783	1,146,779
FNMA, 4.541%, 06/01/35, (06/01/11)[5]	576,992	584,586
FNMA, 4.762%, 06/01/35, (06/01/11)[5]	528,821	538,618
FNMA, 4.799%, 09/01/35, (09/01/10)[5]	1,925,513	2,012,735
FNMA, 4.910%, 01/01/36, (11/01/10)[5]	341,449	356,519
FNMA, 5.000%, 09/01/19[13]	744,126	794,993
FNMA, 5.000%, 03/01/18 to 03/25/27	4,006,206	4,267,928
FNMA, 5.139%, 01/01/36, (12/01/10)[5]	152,002	159,927
FNMA, 5.304%, 08/01/36, (06/01/11)[5]	602,091	627,944
FNMA, 5.477%, 05/01/36, (05/01/11)[5]	444,683	466,826
FNMA, 5.500%, 11/01/18[13]	1,235,766	1,336,655
FNMA, 5.500%, 12/01/18 to 12/25/26	2,652,750	2,825,089
FNMA, 5.500%, TBA	18,000,000	19,442,806
FNMA, 5.788%, 09/01/37, (09/01/12)[5]	951,886	1,018,106
FNMA, 6.000%, 09/01/22[13]	3,070,018	3,341,762
FNMA, 6.000%, 03/01/17 to 11/01/23	8,727,467	9,498,433
FNMA, 6.500%, 04/01/17[13]	556,981	607,849
FNMA, 6.500%, 08/01/32	1,049,677	1,171,931

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 43.0% (continued)
FNMA, 7.000%, 09/01/14	$709,031	$764,339
FNMA, 7.500%, 12/01/33 to 01/01/34	210,951	234,339
FNMA Grantor Trust, Series 2003-T4, Class A1, 0.567%, 09/26/33, (07/26/10)[5]	17,187	15,224
FNMA Grantor Trust, Series 2002-T5, Class A1, 0.587%, 05/25/32, (07/26/10)[5]	497,784	453,386
FNMA Grantor Trust, Series 2003-T2, Class A1, 0.627%, 03/25/33, (07/26/10)[5]	327,253	269,257
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	756,076	854,484
FNMA Pass Through Securities, Series 2002-33, Class A2, 7.500%, 06/25/32	117,044	133,517
FNMA, Series 2007-25, Class FA, 0.747%, 04/25/37, (07/25/10)[5]	3,205,590	3,205,153
FNMA, Series 2003-15, Class CH, 4.000%, 02/25/17	666,439	677,447
FNMA, Series 2003-86, Class OX, 4.500%, 09/25/26	161,219	162,509
FNMA, Series 2003-37, Class PC, 4.500%, 06/25/27[13]	1,009,040	1,020,922
FNMA, Series 2002-94, Class CA, 5.000%, 05/25/17	5,366,948	5,495,155
FNMA, Series 2005-86, Class WH, 5.000%, 11/25/25	507,852	511,163
FNMA, Series 2006-75, Class YA, 5.000%, 12/25/25	587,983	600,885
FNMA, Series 2006-107, Class QA, 5.000%, 04/25/27	1,575,776	1,612,760
FNMA, Series 2005-33, Class QA, 5.000%, 06/25/27	245,907	247,986
FNMA, Series 2882, Class YB, 5.000%, 10/15/27	1,551,646	1,595,608
FNMA, Series 2005-15, Class EA, 5.000%, 10/25/28	1,286,395	1,333,870
FNMA, Series 3101, Class PA, 5.500%, 10/15/25	651,636	658,118
FNMA, Series 2006-44, Class OA, 5.500%, 12/25/26	3,253,891	3,320,522
FNMA, Series 2005-57, Class PA, 5.500%, 05/25/27	1,116,902	1,117,547
FNMA, Series 2006-57, Class PA, 5.500%, 08/25/27	1,925,893	1,963,382
FNMA, Series 2005-99, Class KC, 5.500%, 02/25/28	10,050,369	10,222,345
FNMA, Series 2006-48, Class TA, 5.500%, 04/25/28	1,624,426	1,662,807
FNMA, Series 2006-129, Class PA, 5.500%, 07/25/28	1,929,622	1,979,566
FNMA, Series 2009-42, Class SI, 5.653%, 06/25/39, (07/25/10)[5]	1,384,235	128,228
FNMA, Series 2009-111, Class SE, 5.903%, 01/25/40, (07/25/10)[5]	2,105,082	186,464
FNMA, Series 2005-118, Class MC, 6.000%, 01/25/32	4,890,372	4,969,115
FNMA, Series 2007-85, Class SB, 6.203%, 09/25/37, (07/25/10)[5]	1,201,671	113,318
FNMA, Series 2003-73, Class SM, 6.253%, 04/25/18, (07/25/10)[5]	890,592	83,065
FNMA, Series 2004-51, Class SX, 6.773%, 07/25/34, (07/25/10)[5]	1,145,294	151,042
FNMA, Series 2006-101, Class SE, 6.903%, 10/25/36, (07/25/10)[5]	1,434,521	189,927
FNMA, Series 1993-139, Class GA, 7.000%, 08/25/23[13]	1,502,376	1,525,586
FNMA Whole Loan, Series 2005-W2, Class A1, 0.547%, 05/25/35, (04/25/08)[5,13]	4,308,760	4,306,438
FNMA Whole Loan, Series 2003-W13, Class AV2, 0.627%, 10/25/33, (07/26/10)[5,9]	108,713	99,500
FNMA Whole Loan, Series 2004-W14, Class 1AF, 0.747%, 07/25/44, (07/25/10)[5,13]	3,801,019	3,847,391
FNMA Whole Loan, Series 2004-W5, Class F1, 0.797%, 02/25/47, (07/25/10)[5]	933,907	911,307
FNMA Whole Loan, Series 2002-W1, Class 2A, 7.500%, 02/25/42[7,13]	556,926	640,878
FNMA Whole Loan, Series 2002-W6, Class 2A, 7.500%, 06/25/42	1,837,630	2,125,891
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42[13]	963,378	1,101,952
FNMA Whole Loan, Series 2003-W1, Class 2A, 7.500%, 12/25/42	31,631	36,715
Total Federal National Mortgage Association		160,358,019

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Government National Mortgage Association - 3.5%
GNMA, 1.875%, 03/20/37, (04/01/11)[5]	$567,968	$577,943
GNMA, 2.750%, 01/20/32, (04/01/11)[5]	147,892	151,093
GNMA, 2.750%, 10/20/34, (01/01/11)[5]	381,888	390,536
GNMA, 3.000%, 03/20/35, (04/01/11)[5]	96,307	98,512
GNMA, 3.125%, 10/20/17, (01/01/11)[5,13]	60,312	61,791
GNMA, 3.125%, 11/20/17 to 11/20/27, (01/01/11)[5]	1,626,564	1,666,449
GNMA, 3.250%, 01/20/28, (04/01/11)[5]	73,833	75,616
GNMA, 3.375%, 03/20/21, (04/01/11)[5]	53,765	55,096
GNMA, 3.500%, 02/20/34	344,071	351,120
GNMA, 3.500%, 07/20/35 to 09/20/35, (10/01/10)[5]	3,005,283	3,088,118
GNMA, 3.625%, 07/20/18 to 09/20/35, (10/01/10)[5]	4,017,734	4,130,985
GNMA, 4.000%, 06/20/35, (07/01/11)[5]	113,860	117,492
GNMA, 4.375%, 04/20/24, (07/01/11)[5,13]	598,494	618,456
GNMA, 4.375%, 05/20/27, (07/01/11)[5,13]	514,492	531,652
GNMA, 4.375%, 06/20/22 to 05/20/33, (07/01/11)[5]	330,299	341,315
GNMA, 9.500%, 12/15/17	10,431	11,529
GNMA, Series 2005-58, Class NJ, 4.500%, 08/20/35	779,840	809,769
Total Government National Mortgage Association		13,077,472
Interest Only Strips - 1.1%
FHLMC IO Strip, 4.500%, 09/15/35	561,058	94,631
FHLMC IO Strip, 5.000%, 02/15/20 to 04/15/20	1,023,486	119,408
FHLMC IO Strip, 6.350%, 11/15/18 , (07/15/10)[5]	1,088,408	73,010
FHLMC IO, Series 2530, Class QI, 6.650%, 01/15/32, (07/15/10)[5]	590,672	72,047
FHLMC IO Strip, 6.750%, 11/15/30, (07/15/10)[5]	373,986	26,065
FHLMC IO Strip, 8.000%, 06/01/31[9]	280,907	69,876
FHLMC, Series 2637, Class SI, 5.650%, 06/15/18, (07/15/10)[5]	656,229	58,665
FHLMC, Series 3424, Class XI, 6.220%, 05/15/36, (07/15/10)[5]	1,356,865	181,929
FHLMC, Series 2882, Class SJ, 6.350%, 10/15/34, (07/15/10)[5]	915,265	96,182
FHLMC, Series 2980, Class SL, 6.350%, 11/15/34, (07/15/10)[5]	1,224,133	193,315
FHLMC, Series 2922, Class SE, 6.400%, 02/15/35, (07/15/10)[5]	842,485	108,442
FHLMC, Series 2929, Class CS, 6.450%, 12/15/22, (07/15/10)[5]	537,331	25,970
FHLMC, Series 2644, Class ES, 6.800%, 02/15/18, (07/15/10)[5]	1,833,373	164,392
FHLMC, Series 2772, Class KS, 6.830%, 06/15/22, (07/15/10)[5]	518,793	29,269
FHLMC, Series 3489, Class SD, 7.450%, 06/15/32, (07/15/10)[5]	1,227,178	183,521
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	1,321,121	237,954
FNMA IO Strip, 7.500%, 11/18/14[9]	23,431	745
FNMA IO Strip, 8.000%, 05/01/30[9]	220,249	62,048
FNMA IO Strip, 9.000%, 12/15/16[9]	34,393	5,394
FNMA, Series 2008-22, Class AI, 1.097%, 09/25/12[7]	28,223,244	370,715
FNMA, Series 2003-48, Class SJ, 5.653%, 06/25/18, (07/25/10)[5]	839,090	74,082
FNMA, Series 2005-67, Class SM, 5.803%, 08/25/35, (07/25/10)[5]	603,698	69,779

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Interest Only Strips - 1.1% (continued)
FNMA, Series 2009-87, Class SX, 5.903%, 11/25/39, (07/25/10)[5]	$3,089,752		$358,810
FNMA, Series 2005-45, Class SR, 6.373%, 06/25/35, (07/25/10)[5]	1,257,485		170,600
FNMA, Series 2005-12, Class SC, 6.403%, 03/25/35, (07/25/10)[5]	936,693		137,392
FNMA, Series 2005-29, Class SC, 6.403%, 04/25/35, (07/25/10)[5]	1,754,314		209,414
FNMA, Series 2008-34, Class SM, 6.403% 05/25/38, (07/25/10)[5]	2,542,543		358,080
FNMA, Series 2005-66, Class GS, 6.503%, 07/25/20, (07/25/10)[5]	609,319		74,072
FNMA, Series 2004-49, Class SQ, 6.703%, 07/25/34, (07/25/10)[5]	677,030		91,651
FNMA, Series 2004-64, Class SW, 6.703%, 08/25/34, (07/25/10)[5]	2,156,165		330,462
FNMA, Series 2003-67, Class TS, 6.753%, 08/25/17, (07/25/10)[5]	1,367,848		89,514
FNMA, Series 2003-26, Class QS, 6.753%, 10/25/17, (07/25/10)[5]	644,911		34,961
Total Interest Only Strips			4,172,395
U.S. Treasury Notes - 2.0%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11[13]	806,196	[2]	819,612
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	6,014,164		6,671,494
Total U.S. Treasury Notes			6,671,494
Total U.S. Government and Agency Obligations (cost $310,590,287)			311,711,541
Mortgage-Backed Securities and Interest Only Strips - 7.1%[1]
Mortgage-Backed Securities - 7.0%
Bank of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.118%, 07/11/43	877,000		913,689
Countrywide Home Loans, Inc., 0.847%, 02/25/35, (07/26/10)[5,9,13]	1,386,220		330,268
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3, 4.499%, 11/15/37	1,000,000		1,022,738
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class C, 6.730%, 12/18/35	1,500,000		1,526,591
Deutsche Alt-A Securities, Inc. Mortgage Loan, 6.250%, 07/25/36[7,9]	226,210		162,196
Freddie Mac Multiclass Certificates, Series 3113, Class QA, 5.000%, 11/15/25	580,287		589,269
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.070%, 06/10/38	765,000		797,634
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269%, 12/10/35	1,580,000		1,667,259
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, 6.496%, 01/15/33	655,581		663,695
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.957%, 09/15/35	1,125,730		1,134,255
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,033,437		1,044,124
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	3,500,000		3,544,618
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[7]	2,892,000		3,027,342
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class B, 6.446%, 03/15/33	1,979,000		2,012,164
LB-UBS Commercial Mortgage Trust, Series 2008-C8, Class A3, 4.830%, 11/15/27	940,000		973,077
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28	3,000,000		3,096,082
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462%, 03/15/31	1,000,000		1,060,476
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.892%, 02/12/42	2,000,000		2,041,825
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.300%, 10/12/33	155,269		155,201
Washington Mutual, Class 2A3, Series 2005-AR2, 0.697%, 01/25/45, (07/25/10)[5,9]	784,906		427,902
Total Mortgage-Backed Securities			26,190,405

The accompanying notes are an integral part of these financial statements.

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Interest Only Strips - 0.1%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 1.895%, 04/11/37(a)[7,9]	$4,542,905	$64,015
CS First Boston Mortgage Securities Corp., IO Strip, Series 2001-CP4, Class AX, 1.425%, 12/15/35(a)[7,9]	1,226,615	12,604
CS First Boston Mortgage Securities Corp., IO Strip, Series 1998-C1, Class AX, 1.577%, 05/17/40[7]	469,487	30,944
GMAC, Series 1999-C1 IO Strip, Class X, 0.874%, 05/15/33[7]	1,746,549	23,756
Total Mortgage-Backed Interest Only Strips		131,319
Total Mortgage-Backed Securities and Interest Only Strips (cost $27,953,545)		26,321,724
Asset-Backed Securities - 0.3%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 0.667%, 11/25/35, (07/26/10)[5]	1,210,344	1,005,614
Structured Asset Investment Loan Trust, 0.887%, 12/25/34, (07/26/10)[5,13]	235,318	220,589
Total Asset-Backed Securities (cost $1,446,171)		1,226,203
Short-Term Investments - 16.9%
U.S. Government and Agency Discount Notes - 0.2%
FNMA Discount Notes, 0.059%, 08/25/10[4,11]	750,000	749,931

	Shares
Other Investment Companies - 16.7%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,10]	15,506	3,024
BNY Mellon Overnight Government Fund, 0.03%	30,000	30,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	27,168,494	27,168,494
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	35,006,261	35,006,261
Total Other Investment Companies		62,207,779
Total Short-Term Investments (cost $62,970,009)		62,957,710
Total Investments - 108.0% (cost $402,960,012)		402,217,178
Other Assets, less Liabilities - (8.0)%		(29,053,811)
Net Assets - 100.0%		$373,163,367

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Portfolio Breakdown	Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	91.0%
Mortgage-Backed Securities	12.6%
Other Assets and Liabilities	-3.6%

Top Ten Holdings

Top Ten Holdings	% of Net Assets
GNMA, 4.500%, TBA	10.7%
FNMA, 5.000%, TBA*	5.9
FHLMC, 5.000%, TBA	4.1
FNMA, 6.000%, TBA*	3.6
FHLMC, 5.606%, 01/01/36*	3.5
FNMA, 4.000%, TBA	3.5
FHLMC Gold Pool, 5.500%, 06/01/35*	3.4
GNMA, 5.500%, TBA	3.0
FHLMC, 5.500%, TBA	2.8
GNMA, 5.500%, 10/15/39	2.3
Top Ten as a Group	42.8%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 91.0%
Federal Home Loan Mortgage Corporation - 36.1%
FHLMC, 2.644%, 11/01/33, (12/01/10)[5]	$1,889,719	$1,961,440
FHLMC, 4.500%, 04/01/35	551,236	576,662
FHLMC, 5.000%, 05/01/18	263,632	283,301
FHLMC, 5.000%, 11/01/35[13]	3,764,392	3,992,177
FHLMC, 5.000%, TBA	7,000,000	7,375,159
FHLMC, 5.500%, 11/01/17 to 01/01/19	1,225,328	1,330,641
FHLMC, 5.500%, 09/01/33[13]	1,152,203	1,243,911
FHLMC, 5.500%, 05/01/34[13]	997,483	1,075,941
FHLMC, 5.500%, TBA	4,700,000	5,042,954
FHLMC, 5.606%, 01/01/36, (01/01/13)[5]	5,860,331	6,234,566
FHLMC, 5.782%, 02/01/37, (02/01/12)[5]	241,210	256,695
FHLMC, 6.000%, 02/01/22 to 03/01/22	1,063,110	1,157,428
FHLMC, 7.500%, 07/01/34[13]	2,476,842	2,828,208
FHLMC Gold Pool, 3.750%, 11/15/25[13]	678,913	684,607
FHLMC Gold Pool, 4.500%, 05/01/34 to 05/01/35	894,229	934,670
FHLMC Gold Pool, 4.500%, 10/01/34[13]	1,922,376	2,011,045
FHLMC Gold Pool, 4.500%, 04/01/35[13]	3,299,748	3,447,824
FHLMC Gold Pool, 4.500%, 10/01/35[13]	2,391,242	2,498,549
FHLMC Gold Pool, 4.500%, 11/01/35[13]	1,962,481	2,050,547
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	228,784	245,854
FHLMC Gold Pool, 5.500%, 10/01/33 to 05/01/40	3,519,060	3,780,075
FHLMC Gold Pool, 5.500%, 02/01/35[13]	1,240,020	1,335,230
FHLMC Gold Pool, 5.500%, 06/01/35[13]	5,728,851	6,179,461
FHLMC Gold Pool, 5.500%, 06/01/35[13]	1,826,769	1,970,456
FHLMC Gold Pool, 5.500%, 12/01/38[13]	1,272,313	1,366,949
FHLMC Gold Pool, 6.000%, 09/01/17 to 05/01/22	4,257,796	4,639,531
FHLMC Structured Pass Through Securities, Series T-51, Class 2A, 7.500%, 08/25/42[7]	268,122	306,288
Total Federal Home Loan Mortgage Corporation		64,810,169
Federal National Mortgage Association - 31.9%
FNMA, 0.667%, 11/25/30, (07/25/10)[5,13]	2,186,295	2,185,456
FNMA, 0.747%, 03/25/35, (07/25/10)[5,13]	1,358,698	1,335,417
FNMA, 2.173%, 12/01/10, (12/01/10)[5]	611,970	632,742
FNMA, 2.164%, 06/01/34, (11/01/10)[5,13]	1,728,573	1,803,385
FNMA, 2.745%, 06/01/34, (06/01/11)[5,13]	1,388,341	1,440,045
FNMA, 3.034%, 08/01/34, (02/01/11)[5]	970,871	1,011,868
FNMA, 4.000%, TBA	6,000,000	6,232,500
FNMA, 4.149%, 06/01/37, (05/01/11)[5]	878,037	911,414
FNMA, 5.000%, 06/01/18 to 02/01/36	3,422,656	3,625,514
FNMA, 5.000%, 01/01/20[13]	2,054,816	2,223,203

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 31.9% (continued)
FNMA, 5.000%, TBA	$13,000,000	$13,716,097
FNMA, 5.456%, 02/01/36, (01/01/11)	220,307	231,113
FNMA, 5.500%, 03/01/17 to 06/01/40	7,025,646	7,597,791
FNMA, 5.500%, 01/01/19[13]	495,291	535,727
FNMA, 5.500%, 11/01/34[13]	1,703,823	1,834,911
FNMA, 5.500%, TBA	1,600,000	1,714,063
FNMA, 6.000%, 08/01/17	252,820	275,673
FNMA, 6.000%, TBA	6,000,000	6,490,314
FNMA, 6.500%, 11/01/28 to 07/01/32	456,673	503,927
FNMA, Series 2009-42, Class SI, 5.653%, 06/25/39, (07/25/10)[5]	676,085	62,629
FNMA, Series 2009-111, Class SE, 5.903%, 01/25/40, (07/25/10)[5]	1,028,344	91,089
FNMA, Series 2007-85, Class SB, 6.203%, 09/25/37, (07/25/10)[5]	619,016	58,373
FNMA, Series 2004-51, Class SX, 6.773%, 07/25/34, (07/25/10)[5]	644,748	85,030
FNMA, Series 2006-101, Class SE, 6.903%, 10/25/36, (07/25/10)[5]	748,284	99,071
FNMA, Series 1994-55, Class H, 7.000%, 03/25/24[13]	2,239,863	2,504,680
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.500%, 10/25/42	160,563	183,659
Total Federal National Mortgage Association		57,385,691
Government National Mortgage Association - 21.1%
GNMA, 3.125%, 11/20/17 to 12/20/17, (01/01/11)[5]	249,633	255,754
GNMA, 3.375%, 03/20/16, (04/01/11)[5]	21,099	21,621
GNMA, 3.625%, 08/20/17 to 08/20/18, (10/01/10)[5]	111,489	114,631
GNMA, 4.375%, 06/20/16 to 05/20/21, (07/01/11)[5]	64,554	66,707
GNMA, 4.500%, TBA	18,500,000	19,268,899
GNMA, 5.000%, 09/15/39 to 12/15/39	7,023,485	7,501,082
GNMA, 5.500%, 10/15/39 to 11/15/39	4,817,422	5,213,805
GNMA, 5.500%, TBA	5,000,000	5,401,560
GNMA, 7.500%, 09/15/28 to 11/15/31	25,839	29,426
Total Government National Mortgage Association		37,873,485
Interest Only Strips - 1.5%
FHLMC IO Strip, 4.500%, 09/15/35	797,365	133,923
FHLMC IO Strip, 5.000%, 05/15/17 to 04/15/20	1,077,242	117,528
FHLMC IO Strip, 6.000%, 05/01/31	6,780	1,326
FHLMC IO Strip, 6.350%, 11/15/18, (07/15/10)[5]	865,145	58,034
FHLMC IO Strip, 6.750%, 11/15/30, (07/15/10)[5]	152,041	10,596
FHLMC IO Strip, 7.300%, 09/15/16 to 10/15/16, (07/15/10)[5]	127,215	2,773
FHLMC IO Strip, 7.550%, 06/15/31, (07/15/10)[5]	57,991	9,451
FHLMC, Series 2637, Class SI, 5.650%, 06/15/18, (07/15/10)[5]	502,371	44,911
FHLMC, Series 3560, Class KS, 6.050%, 11/15/36, (07/15/10)[5]	1,520,245	180,508
FHLMC, Series 3424, Class XI, 6.220%, 05/15/36, (07/15/10)[5]	608,448	81,581
FHLMC, Series 2882, Class SJ, 6.350%, 10/15/34, (07/15/10)[5]	2,029,815	213,306
FHLMC, Series 2980, Class SL, 6.350%, 11/15/34, (07/15/10)[5]	554,699	87,598

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Interest Only Strips - 1.5% (continued)
FHLMC, Series 2922, Class SE, 6.400%, 02/15/35, (07/15/10)[5]	$373,766		$42,210
FHLMC, Series 2608, Class SJ, 6.750%, 03/15/17, (07/15/10)[5]	1,055,087		43,123
FHLMC, Series 2644, Class ES, 6.800%, 02/15/18, (07/15/10)[5]	971,590		87,119
FHLMC, Series 2772, Class KS, 6.830%, 06/15/22, (07/15/10)[5]	397,158		22,407
FHLMC, Series 3489, Class SD, 7.450%, 06/15/32, (07/15/10)[5]	548,330		82,001
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	970,936		87,139
FNMA IO Strip, 4.500%, 09/01/33	344,552		54,243
FNMA IO Strip, 5.000%, 05/01/34 to 12/01/35	2,177,900		370,583
FNMA IO Strip, 7.000%, 04/01/23[9]	248,550		46,059
FNMA IO Strip, 7.000%, 06/01/23[9]	27,067		5,298
FNMA, Series 2009-87, Class SX, 5.903%, 11/25/39, (07/25/10)[5]	1,380,567		160,324
FNMA, Series 2003-73, Class SM, 6.253%, 04/25/18, (07/25/10)[5]	681,786		63,590
FNMA, Series 2005-12, Class SC, 6.403%, 03/25/35, (07/25/10)[5]	416,365		61,071
FNMA, Series 2005-29, Class SC, 6.403%, 04/25/35, (07/25/10)[5]	943,895		112,673
FNMA, Series 2008-34 Class SM, 6.403%, 05/25/38, (07/25/10)[5]	1,130,173		159,169
FNMA, Series 2004-49, Class SQ, 6.703%, 07/25/34, (07/25/10)[5]	303,595		42,460
FNMA, Series 2004-64, Class SW, 6.703%, 08/25/34, (07/25/10)[5]	936,988		143,606
FNMA, Series 2005-45, Class SR, 6.373%, 06/25/35, (07/25/10)[5]	557,880		75,686
FNMA, Series 2003-67, Class TS, 6.753%, 08/25/17, (07/25/10)[5]	1,047,145		68,527
Total Interest Only Strips			2,668,823
U.S. Treasury Notes - 0.4%
U.S. Treasury Inflation Linked Notes, 2.375%, 04/15/11[13]	721,577	[2]	733,584
Total U.S. Government and Agency Obligations (cost $158,568,331)			163,471,752
Mortgage-Backed Securities - 12.6%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 2.527%, 02/25/45, (08/01/10)[5,9]	786,884		708,571
American Home Mortgage Investment Trust, Series 2004-1, Class 4A, 2.749%, 04/25/44, (08/01/10)[5,9]	188,072		147,789
American Home Mortgage Investment Trust, Series 2005-1, Class 5A1, 2.749%, 06/25/45, (08/01/10)[5,9]	104,807		75,482
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 2.749%, 06/25/45, (08/01/10)[5,9]	1,732,807		1,409,231
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 3.458%, 11/25/35, (07/25/10)[5,9]	110,088		62,663
Bank of America Commercial Mortgage Inc., Series 2006-2, Class A3, 5.900%, 05/10/45[7]	3,015,000		3,188,321
Bank of America Funding Corp., Series 2004-B, Class 1A2, 3.210%, 12/20/34[7,9]	224,649		154,513
Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2005-3, 3.061%, 04/25/35, (07/25/10)[5,9]	190,041		131,386
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000		1,006,461
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	2,000,000		2,075,728
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A3, 6.297%, 12/10/49[7]	1,148,000		1,226,418
Countrywide Alternative Loan Trust, 0.647%, 05/25/35, (07/25/10)[5,9]	848,528		723,740
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 0.767%, 11/25/34, (07/25/10)(a)[5]	356,314		275,175
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 2.711%, 12/20/35[7,9]	151,212		114,518
Countrywide Home Loans, Inc., Series 2005-HYB2, Class 1A4, 3.407%, 05/20/35[7,9]	149,699		93,550
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	2,000,000		2,069,136
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.110%, 05/25/34, (08/01/10)[5,9]	78,668		67,574

The accompanying notes are an integral part of these financial statements.

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Mortgage-Backed Securities - 12.6% (continued)
Goldman Sachs Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.697%, 03/25/35, (07/25/10) (a)[5]	$321,498	$258,294
Harborview Mortgage Loan Trust, 2.912%, 11/19/34[7,9]	124,037	72,722
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A3B, 5.559%, 04/15/43[7]	1,900,000	1,988,918
Master Alternative Loans Trust, 6.000%, 01/25/35[9,13]	1,053,300	944,856
Morgan Stanley Mortgage Loan Trust, 6.010%, 08/25/35[7,9]	1,583,289	1,338,911
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.697%, 03/25/35, (07/25/10) (a)[5]	377,356	301,040
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	2,206,000	2,284,948
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,892,478	1,930,423
Total Mortgage-Backed Securities (cost $21,103,867)		22,650,368
Short-Term Investments - 33.6%
U.S. Government and Agency Discount Notes - 0.2%
FHLMC Discount Notes, 0.263%, 01/19/11[4,11]	150,000	149,781
FNMA Discount Notes, 0.150%, 10/13/10[4,11]	150,000	149,935
Total U.S. Government and Agency Discount Notes		299,716

	Shares
Other Investment Companies - 33.4%[1]
BNY Institutional Cash Reserves Fund, Series B *[3,10]	13,850	2,701
BNY Mellon Overnight Government Fund, 0.03%	43,000	43,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	31,063,907	31,063,907
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	29,013,588	29,013,588
Total Other Investment Companies		60,123,196
Total Short-Term Investments (cost $60,433,995)		60,422,912
Total Investments - 137.2% (cost $240,106,193)		246,545,032
Other Assets, less Liabilities - (37.2)%		(66,788,184)
Net Assets - 100.0%		$179,756,848

The accompanying notes are an integral part of these financial statements.

Managers Trust II Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2010, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Mid-Cap Fund	$33,335,658	$2,764,702	($2,478,013)	$286,689
Managers AMG Chicago Equity Partners Balanced Fund	16,334,553	1,177,916	(544,059)	633,857
Managers High Yield Fund	31,727,248	1,518,386	(919,452)	598,934
Managers Fixed Income Fund	137,373,039	9,689,412	(2,571,524)	7,117,888
Managers Short Duration Government Fund	402,960,012	4,134,935	(4,058,157)	76,778
Managers Intermediate Duration Government Fund	240,121,472	8,687,415	(2,263,855)	6,423,560

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2010, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers High Yield Fund	$7,327,481	25.2%
Managers Fixed Income Fund	18,500,277	12.9%
Managers Short Duration Government Fund	76,619	0.0%#
Managers Intermediate Duration Government Fund	834,509	0.5%

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Yield shown for an investment company represents its June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of June 30, 2010, amounting to:

Fund	Value	% of Net Assets
Managers AMG Chicago Equity Partners Mid-Cap Fund	$947,224	2.9%
Managers AMG Chicago Equity Partners Balanced Fund	48,518	0.3%
Managers High Yield Fund	3,352,779	11.5%
Managers Fixed Income Fund	1,018,266	0.7%
Managers Short Duration Government Fund	40,666	0.0%#
Managers Intermediate Duration Government Fund	50,832	0.0%#

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Percentage rate listed represents yield to maturity at June 30, 2010.
[5]	Floating rate security. The rate listed is as of June 30, 2010. Date in parentheses represents the securities next coupon rate reset.
[6]	Payment-in-kind security. A type of high yield debt instrument whose issuer has the option of making interest payments in either cash or additional debt securities.
[7]	Variable Rate Security. The rate listed is as of June 30, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

The accompanying notes are an integral part of these financial statements.

Managers Trust II Funds

Notes to Schedules of Portfolio Investments (continued)

[9]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at June 30, 2010, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income Fund	$18,500,727	12.9%
Managers Short Duration Government Fund	2,769,063	0.7%
Managers Intermediate Duration Government Fund	6,096,863	3.4%

[10]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See Note 8 in the Notes to Financial Statements.)

[11]	Security pledged to cover margin requirements for open futures positions at June 30, 2010.
[12]

Convertible Bond: A corporate bond, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at June 30, 2010, amounted to the following:

Fund	Value	% of Net Assets
Managers Fixed Income Fund	$3,483,558	2.4%

[13]	All or part of the security has been segregated for delayed delivery transactions.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.	GDIF:	Global Debt Insurance Facility
AMBAC:	American Municipal Bond Assurance Corp.	GMAC:	General Motors Acceptance Corporation
BHAC:	Berkshire Hathaway Assurance Corp.	GNMA:	Government National Mortgage Association
DIP:	Debtor In Possession
FGIC:	Federal Guaranty Insurance Corp.	GSR:	Goldman Sachs REMIC
FHLB:	Federal Home Loan Bank	National:	National Public Finance Guarantee Group
FHLMC:	Federal Home Loan Mortgage Corp.	REIT:	Real Estate Investment Trust
FNMA:	Federal National Mortgage Association

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies or par values other than the U.S. dollar (USD):

AUD:	Australian Dollar	MXN:	Mexican Peso
BRL:	Brazilian Real	NZD:	New Zealand Dollar
CAD:	Canadian Dollar	SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2010 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund
Assets:
Investments at value* (including securities on loan valued at $947,224, $48,518, $3,352,779, and $1,018,266, respectively)	$33,622,347	$16,968,410	$32,326,182	$144,490,927
Receivable for investments sold	145,916	—	207,950	404,844
Receivable for Fund shares sold	2,456	1,218	17,986	287,161
Receivable from affiliate	7,783	8,683	17,526	27,860
Dividends, interest and other receivables	29,123	77,875	549,275	1,633,198
Prepaid expenses	34,906	34,579	38,854	38,767
Total assets	33,842,531	17,090,765	33,157,773	146,882,757
Liabilities:
Payable for Fund shares repurchased	812	6,655	16,554	663,207
Payable upon return of securities loaned	989,721	51,392	3,509,750	1,043,573
Payable for investments purchased	96,687	94,479	440,175	1,593,303
Accrued expenses:
Investment management and advisory fees	20,274	10,057	17,526	52,827
Administrative fees	5,793	2,874	3,998	23,479
Other	39,352	38,936	58,289	119,923
Total liabilities	1,152,639	204,393	4,046,292	3,496,312
Net Assets	$32,689,892	$16,886,372	$29,111,481	$143,386,445
Net Assets Represent:
Paid-in capital	$46,376,067	$17,910,236	$33,445,411	$137,999,091
Undistributed net investment income	165,454	17,762	25,326	34,793
Accumulated net realized loss from investments and foreign currency transactions	(14,490,774)	(1,822,532)	(4,989,882)	(1,786,692)
Net unrealized appreciation of investments and foreign currency translations	639,145	780,906	630,626	7,139,253
Net Assets	$32,689,892	$16,886,372	$29,111,481	$143,386,445
Class A Shares - Net Assets	$5,963,371	$6,382,872	$20,352,152	$43,727,308
Shares outstanding	564,965	527,950	2,787,679	4,054,980
Net asset value and redemption price per share	$10.56	$12.09	$7.30	$10.78
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100% - 5.75%)	$11.20	$12.83	n/a	n/a
Offering price per share based on a maximum sales charge of 4.25% (NAV per share/(100% - 4.25%)	n/a	n/a	$7.62	$11.26
Class B Shares - Net Assets	$282,669	$537,038	$710,824	$3,213,364
Shares outstanding	28,667	44,987	98,841	300,309
Net asset value and offering price per share	$9.86	$11.94	$7.19	$10.70
Class C Shares - Net Assets	$2,989,400	$2,806,935	$4,112,979	$52,169,828
Shares outstanding	303,667	233,671	571,665	4,847,016
Net asset value and offering price per share	$9.84	$12.01	$7.19	$10.76
Institutional Class Shares - Net Assets	$23,454,452	$7,159,527	$3,935,526	$44,275,945
Shares outstanding	2,104,807	587,318	533,789	4,093,768
Net asset value, offering and redemption price per share	$11.14	$12.19	$7.37	$10.82

* Investments at cost	$32,997,672	$16,187,504	$31,695,556	$137,349,535

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2010 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value* (including securities on loan valued at $40,666 and $50,832, respectively)	$403,036,790	$246,545,032
Receivable for delayed delivery investments sold	358,924	31,403,917
Receivable for Fund shares sold	3,013,412	642,265
Dividends, interest and other receivables	1,306,030	707,153
Receivable for variation margin on futures	6,831	5,369
Receivable from affiliate	938	11,572
Prepaid expenses	44,950	25,614
Total assets	407,767,875	279,340,922
Liabilities:
Payable upon return of securities loaned	45,506	56,850
Payable for delayed delivery investments purchased	32,342,062	94,807,220
Payable for Fund shares repurchased	1,890,602	710,785
Payable for TBA sale commitments	—	3,817,970
Payable for variation margin on futures	18,344	2,500
Accrued expenses:
Investment management and advisory fee payable	209,908	93,427
Other	98,086	95,322
Total liabilities	34,604,508	99,584,074
Net Assets	$373,163,367	$179,756,848
Shares outstanding	39,049,387	15,949,162
Net asset value, offering and redemption price per share	$9.56	$11.27
Net Assets Represent:
Paid-in capital	$379,765,749	$171,702,712
Undistributed net investment loss	(18,478)	(19,519)
Accumulated net realized gain (loss) from investments and futures contracts	(5,751,701)	1,664,468
Net unrealized appreciation (depreciation) of investments, futures contracts and TBA sale commitments	(832,203)	6,409,187
Net Assets	$373,163,367	$179,756,848

*Investments at cost	$402,960,012	$240,106,193

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2010 (unaudited)

	Managers AMG Chicago Equity Partners Mid-Cap Fund	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers Fixed Income Fund	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Dividend income	$300,561	$97,600	$2,768	$22,721	$21,723	$16,668
Interest income	—	156,183	1,565,929	3,564,759	4,032,482	3,180,153
Securities lending fees	6,652	125	4,136	308	10	—
Total investment income	307,213	253,908	1,572,833	3,587,788	4,054,215	3,196,821
Expenses:
Investment management and advisory fees	127,006	62,019	115,552	313,817	1,133,790	549,719
Administrative fees	36,287	17,720	33,015	139,474	—	—
Distribution Fees - Class A	8,128	8,326	30,107	54,106	—	—
Distribution Fees - Class B	2,156	3,444	4,595	17,556	—	—
Distribution Fees - Class C	17,350	14,898	21,194	272,257	—	—
Registration fees	20,749	20,442	24,950	23,225	21,687	15,940
Professional fees	17,632	14,880	21,142	33,386	49,191	32,871
Custodian	6,244	12,081	31,034	21,118	45,143	24,016
Transfer agent	5,541	3,276	11,014	18,697	31,323	108,296
Reports to shareholders	2,587	3,244	7,319	14,355	23,146	21,497
Trustees fees and expenses	1,331	965	1,683	5,716	13,145	7,672
Miscellaneous	1,979	1,397	2,177	4,923	8,766	5,008
Total expenses before offsets	246,990	162,692	303,782	918,630	1,326,191	765,019
Expense reimbursements	(40,586)	(47,325)	(98,864)	(163,163)	—	(65,980)
Expense reductions	(6,752)	(2,040)	(24)	(99)	(227)	(111)
Expense waivers	—	—	—	(603)	(4,045)	(4,316)
Net expenses	199,652	113,327	204,894	754,765	1,321,919	694,612
Net investment income	107,561	140,581	1,367,939	2,833,023	2,732,296	2,502,209
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,750,342	941,106	444,992	(1,129,009)	328,965	1,543,195
Net realized gain (loss) on options and futures contracts	—	—	—	—	(485,671)	575,425
Net realized loss on foreign currency transactions	—	—	—	(17,195)	—	—
Net unrealized appreciation (depreciation) of investments	(3,535,801)	(1,276,471)	(560,535)	5,777,937	(47,006)	4,296,222
Net unrealized depreciation of futures contracts	—	—	—	—	(33,951)	(85,962)
Net unrealized depreciation of foreign currency translations	—	—	—	(6,221)	—	—
Net realized and unrealized gain (loss)	(785,459)	(335,365)	(115,543)	4,625,512	(237,663)	6,328,880
Net increase (decrease) in net assets resulting from operations	($677,898)	($194,784)	$1,252,396	$7,458,535	$2,494,633	$8,831,089

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	Managers AMG Chicago Equity Partners Mid-Cap Fund		Managers AMG Chicago Equity Partners Balanced Fund
	2010	2009	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$107,561	$352,975	$140,581	$360,130
Net realized gain (loss) on investments and foreign currency transactions	2,750,342	(4,735,306)	941,106	(324,188)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(3,535,801)	14,983,377	(1,276,471)	3,834,541
Net increase (decrease) in net assets resulting from operations	(677,898)	10,601,046	(194,784)	3,870,483
Distributions to Shareholders:
From net investment income:
Class A	—	(49,401)	(48,714)	(174,382)
Class B	—	—	(1,764)	(13,932)
Class C	—	(1,778)	(10,302)	(32,235)
Institutional Class	—	(248,789)	(63,139)	(138,347)
Return of capital:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
Total distributions to shareholders	—	(299,968)	(123,919)	(358,896)
From Capital Share Transactions:
Proceeds from sale of shares	2,061,974	3,048,654	1,690,434	4,406,764
Reinvestment of dividends and distributions	—	270,979	92,657	200,915
Cost of shares repurchased	(4,208,026)	(9,422,753)	(2,708,799)	(11,346,529)
Net increase (decrease) from capital share transactions	(2,146,052)	(6,103,120)	(925,708)	(6,738,850)
Total increase (decrease) in net assets	(2,823,950)	4,197,958	(1,244,411)	(3,227,263)
Net Assets:
Beginning of period	35,513,842	31,315,884	18,130,783	21,358,046
End of period	$32,689,892	$35,513,842	$16,886,372	$18,130,783
End of period undistributed net investment income	$165,454	$57,893	$17,762	$1,100

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund		Managers Fixed Income Fund
2010	2009	2010	2009
$1,367,939	$3,022,671	$2,833,023	$6,415,578
444,992	(3,933,716)	(1,146,204)	(347,617)
(560,535)	14,623,076	5,771,716	20,379,847
1,252,396	13,712,031	7,458,535	26,447,808
(999,287)	(2,177,410)	(922,709)	(1,993,554)
(32,958)	(157,986)	(59,919)	(233,528)
(161,313)	(353,778)	(945,994)	(2,238,016)
(163,929)	(322,893)	(869,608)	(1,699,098)
—	—	—	(67,729.00)
—	—	—	(6,757.00)
—	—	—	(96,278.00)
—	—	—	(57,608.00)
(1,357,487)	(3,012,067)	(2,798,230)	(6,392,568)
3,319,158	22,442,475	24,605,517	47,864,130
1,034,871	2,190,315	1,935,742	4,423,829
(13,042,265)	(23,516,157)	(24,875,284)	(44,997,081)
(8,688,236)	1,116,633	1,665,975	7,290,878
(8,793,327)	11,816,597	6,326,280	27,346,118
37,904,808	26,088,211	137,060,165	109,714,047
$29,111,481	$37,904,808	$143,386,445	$137,060,165
$25,326	$14,874	$34,793	—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund
	2010	2009	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$2,732,296	$6,458,920	$2,502,209	$6,484,248
Net realized gain (loss) on investments, options and futures	(156,706)	1,386,051	2,118,620	4,377,340
Net unrealized appreciation (depreciation) of investments, options and futures	(80,957)	8,560,257	4,210,260	8,789,067
Net increase in net assets resulting from operations	2,494,633	16,405,228	8,831,089	19,650,655
Distributions to Shareholders:
From net investment income	(2,920,935)	(6,294,858)	(2,527,790)	(6,508,347)
From net realized gain on investments	—	—	(1,038,691)	(1,431,402)
Total distributions to shareholders	(2,920,935)	(6,294,858)	(3,566,481)	(7,939,749)
From Capital Share Transactions:
Proceeds from sale of shares	181,674,984	219,292,105	55,903,258	90,588,567
Reinvestment of dividends and distributions	2,799,915	6,090,797	3,182,558	7,193,562
Cost of shares repurchased	(86,214,844)	(203,712,138)	(39,819,968)	(124,447,216)
Net increase (decrease) from capital share transactions	98,260,055	21,670,764	19,265,848	(26,665,087)
Total increase (decrease) in net assets	97,833,753	31,781,134	24,530,456	(14,954,181)
Net Assets:
Beginning of period	275,329,614	243,548,480	155,226,392	170,180,573
End of period	$373,163,367	$275,329,614	$179,756,848	$155,226,392
End of period undistributed net investment income (loss)	($18,478)	$170,161	($19,519)	$6,062

Share Transactions:
Sale of shares	18,968,183	23,244,837	5,007,370	8,559,142
Reinvestment of dividends and distributions	292,575	647,394	202,022	674,455
Shares repurchased	(9,001,129)	(21,579,682)	(3,590,519)	(11,724,027)
Net increase (decrease) in shares	10,259,629	2,312,549	1,618,873	(2,490,430)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers AMG Chicago Equity Partners Mid-Cap Fund	For the six months ended June 30, 2010 (unaudited)	Class A
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.80	$7.82	$13.67	$14.60	$13.48	$12.10
Income from Investment Operations:
Net investment income (loss)	0.03	0.09	0.06	(0.02)[2]	0.05	(0.01)[2]
Net realized and unrealized gain (loss) on investments	(0.27)	2.98	(5.84)	0.17 [2]	1.11	1.39 [2]
Total from investment operations	(0.24)	3.07	(5.78)	0.15	1.16	1.38
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.06)	—	(0.04)	—
Net realized gain on investments	—	—	(0.01)	(1.08)	—	—
Total distributions to shareholders	—	(0.09)	(0.07)	(1.08)	(0.04)	—
Net Asset Value, End of Period	$10.56	$10.80	$7.82	$13.67	$14.60	$13.48
Total Return[1]	(2.22)%[8]	39.20%	(42.28)%	0.84%	8.69%	11.32%
Ratio of net expenses to average net assets	1.20%[9]	1.19%	1.18%	1.21%	1.23%	1.33%
Ratio of net investment income (loss) to average net assets[1]	0.50%[9]	1.15%	0.57%	(0.10)%	0.34%	(0.13)%
Portfolio turnover	60%[8]	115%	107%	125%	85%	84%
Net assets at end of period (000’s omitted)	$5,963	$6,149	$3,863	$6,464	$9,178	$8,712

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.46%[9]	1.53%	1.44%	1.37%	1.36%	1.45%
Ratio of net investment income (loss) to average net assets	0.24%[9]	0.81%	0.31%	(0.25)%	0.22%	(0.24)%

	For the six months ended June 30, 2010 (unaudited)	Class B
Managers AMG Chicago Equity Partners Mid-Cap Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.13	$7.33	$12.80	$13.79	$12.82	$11.59
Income from Investment Operations:
Net investment loss	(0.23)	(0.12)	(0.06)	(0.13)[2]	(0.08)	(0.06)[2]
Net realized and unrealized gain (loss) on investments	(0.04)	2.92	(5.40)	0.15 [2]	1.09	1.29 [2]
Total from investment operations	(0.27)	2.80	(5.46)	0.02	1.01	1.23
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.04)	—
Net realized gain on investments	—	—	(0.01)	(1.01)	—	—
Total distributions to shareholders	—	—	(0.01)	(1.01)	(0.04)	—
Net Asset Value, End of Period	$9.86	$10.13	$7.33	$12.80	$13.79	$12.82
Total Return[1]	(2.66)%[4,8]	38.20%[4]	(42.67)%	(0.03)%	7.88%	10.61%
Ratio of net expenses to average net assets	1.95%[9]	1.94%	1.94%	1.96%	1.98%	1.99%
Ratio of net investment income (loss) to average net assets[1]	(0.33)%[9]	0.33%	(0.30)%	(0.86)%	(0.41)%	(0.79)%
Portfolio turnover	60%[8]	115%	107%	125%	85%	84%
Net assets at end of period (000’s omitted)	$282	$621	$1,742	$6,909	$11,197	$15,512

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.20%[9]	2.27%	2.20%	2.12%	2.11%	2.11%
Ratio of net investment income (loss) to average net assets	(0.58)%[9]	0.00%#	(0.56)%	(1.02)%	(0.59)%	(0.91)%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

	For the six months ended June 30, 2010 (unaudited)	Class C
Managers AMG Chicago Equity Partners Mid-Cap Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.11	$7.32	$12.79	$13.80	$12.83	$11.60
Income from Investment Operations:
Net investment income (loss)	(0.01)	0.02	(0.03)	(0.12)[2]	(0.06)	(0.06)[2]
Net realized and unrealized gain (loss) on investments	(0.26)	2.77	(5.43)	0.12 [2]	1.07	1.29 [2]
Total from investment operations	(0.27)	2.79	(5.46)	—	1.01	1.23
Less Distributions to Shareholders from:
Net investment income	—	(0.00)#	—	—	(0.04)	—
Net realized gain on investments	—	—	(0.01)	(1.01)	—	—
Total distributions to shareholders	—	(0.00)#	(0.01)	(1.01)	(0.04)	—
Net Asset Value, End of Period	$9.84	$10.11	$7.32	$12.79	$13.80	$12.83
Total Return[1]	(2.67)%[8]	38.18%	(42.71)%	(0.19)%	7.87%	10.60%
Ratio of net expenses to average net assets	1.95%[9]	1.94%	1.94%	1.96%	1.98%	1.99%
Ratio of net investment income (loss) to average net assets[1]	(0.27)%[9]	0.38%	(0.23)%	(0.85)%	(0.41)%	(0.79)%
Portfolio turnover	60%[8]	115%	107%	125%	85%	84%
Net assets at end of period (000’s omitted)	$2,989	$3,669	$3,558	$8,651	$11,748	$13,845

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.21%[9]	2.28%	2.19%	2.12%	2.11%	2.11%
Ratio of net investment income (loss) to average net assets	(0.53)%[9]	0.04%	(0.49)%	(1.02)%	(0.56)%	(0.91)%

	For the six months ended June 30, 2010 (unaudited)	Institutional Class
Managers AMG Chicago Equity Partners Mid-Cap Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.39	$8.24	$14.42	$15.41	$14.19	$12.70
Income from Investment Operations:
Net investment income	0.05	0.14	0.10	0.03 [2]	0.09	0.10 [2]
Net realized and unrealized gain (loss) on investments	(0.30)	3.12	(6.18)	0.11 [2]	1.17	1.39 [2]
Total from investment operations	(0.25)	3.26	(6.08)	0.14	1.26	1.49
Less Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.09)	—	(0.04)	—
Net realized gain on investments	—	—	(0.01)	(1.13)	—	—
Total distributions to shareholders	—	(0.11)	(0.10)	(1.13)	(0.04)	—
Net Asset Value, End of Period	$11.14	$11.39	$8.24	$14.42	$15.41	$14.19
Total Return[1]	(2.19)%[8]	39.59%	(42.13)%	0.78%	8.96%	11.74%
Ratio of net expenses to average net assets	0.95%[9]	0.94%	0.94%	0.96%	0.98%	0.99%
Ratio of net investment income to average net assets[1]	0.75%[9]	1.39%	0.77%	0.16%	0.59%	0.21%
Portfolio turnover	60%[8]	115%	107%	125%	85%	84%
Net assets at end of period (000’s omitted)	$23,454	$25,075	$22,152	$51,029	$56,008	$59,571

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.21%[9]	1.28%	1.19%	1.12%	1.11%	1.11%
Ratio of net investment income to average net assets	0.49%[9]	1.05%	0.51%	0.01%	0.47%	0.09%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2010 (unaudited)	Class A
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.33	$10.45	$13.18	$12.86	$11.55	$11.24
Income from Investment Operations:
Net investment income	0.10	0.22	0.29	0.25	0.25	0.17
Net realized and unrealized gain (loss) on investments	(0.25)	1.87	(2.74)	0.34	1.32	0.30
Total from investment operations	(0.15)	2.09	(2.45)	0.59	1.57	0.47
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.21)	(0.27)	(0.27)	(0.26)	(0.16)
Return of capital	—	—	(0.01)	—	—	—
Total distributions to shareholders	(0.09)	(0.21)	(0.28)	(0.27)	(0.26)	(0.16)
Net Asset Value, End of Period	$12.09	$12.33	$10.45	$13.18	$12.86	$11.55
Total Return[1]	(1.23)%[8]	20.06%	(18.68)%	4.63%	13.73%	4.24%
Ratio of net expenses to average net assets	1.23%[9]	1.23%	1.17%	1.23%	1.23%	1.31%
Ratio of net investment income to average net assets[1]	1.64%[9]	1.77%	2.53%	1.93%	2.05%	1.45%
Portfolio turnover	31%[8]	114%	99%	206%	66%	53%
Net assets at end of period (000’s omitted)	$6,383	$6,933	$9,932	$2,076	$1,933	$1,677

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.79%[9]	1.76%	1.68%	1.78%	1.81%	1.85%
Ratio of net investment income to average net assets	1.08%[9]	1.24%	2.03%	1.38%	1.49%	0.89%

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2009 (unaudited)	Class B
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.17	$10.29	$12.96	$12.64	$11.36	$11.06
Income from Investment Operations:
Net investment income	0.10	0.16	0.16	0.16	0.18	0.09
Net realized and unrealized gain (loss) on investments	(0.29)	1.83	(2.66)	0.33	1.29	0.30
Total from investment operations	(0.19)	1.99	(2.50)	0.49	1.47	0.39
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.11)	(0.16)	(0.17)	(0.19)	(0.09)
Return of capital	—	—	(0.01)	—	—	—
Total distributions to shareholders	(0.04)	(0.11)	(0.17)	(0.17)	(0.19)	(0.09)
Net Asset Value, End of Period	$11.94	$12.17	$10.29	$12.96	$12.64	$11.36
Total Return[1]	(1.60)%[8]	19.42%	(19.38)%	3.86%	12.83%	3.53%
Ratio of net expenses to average net assets	1.98%[9]	1.98%	1.97%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets[1]	0.87%[9]	1.11%	1.53%	1.16%	1.30%	0.79%
Portfolio turnover	31%[8]	114%	99%	206%	66%	53%
Net assets at end of period (000’s omitted)	$537	$978	$2,434	$6,026	$8,485	$9,692

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.52%[9]	2.51%	2.55%	2.53%	2.56%	2.52%
Ratio of net investment income to average net assets	0.32%[9]	0.58%	0.95%	0.61%	0.71%	0.25%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2010 (unaudited)	Class C
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.25	$10.38	$13.08	$12.76	$11.46	$11.16
Income from Investment Operations:
Net investment income	0.06	0.12	0.18	0.16	0.16	0.09
Net realized and unrealized gain (loss) on investments	(0.26)	1.88	(2.70)	0.33	1.31	0.30
Total from investment operations	(0.20)	2.00	(2.52)	0.49	1.47	0.39
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.13)	(0.17)	(0.17)	(0.17)	(0.09)
Return of capital	—	—	(0.01)	—	—	—
Total distributions to shareholders	(0.04)	(0.13)	(0.18)	(0.17)	(0.17)	(0.09)
Net Asset Value, End of Period	$12.01	$12.25	$10.38	$13.08	$12.76	$11.46
Total Return[1]	(1.62)%[8]	19.33%	(19.36)%	3.86%	12.88%	3.49%
Ratio of net expenses to average net assets	1.98%[9]	1.98%	1.96%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets[1]	0.89%[9]	1.04%	1.57%	1.17%	1.30%	0.79%
Portfolio turnover	31%[8]	114%	99%	206%	66%	53%
Net assets at end of period (000’s omitted)	$2,807	$3,056	$2,926	$4,013	$4,479	$5,081

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.53%[9]	2.51%	2.52%	2.53%	2.56%	2.52%
Ratio of net investment income to average net assets	0.33%[9]	0.51%	1.01%	0.62%	0.71%	0.24%

Managers AMG Chicago Equity Partners Balanced Fund	For the six months ended June 30, 2010 (unaudited)	Institutional Class
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.43	$10.54	$13.28	$12.96	$11.64	$11.33
Income from Investment Operations:
Net investment income	0.12	0.23	0.31	0.29	0.29	0.18
Net realized and unrealized gain (loss) on investments	(0.25)	1.90	(2.74)	0.34	1.32	0.31
Total from investment operations	(0.13)	2.13	(2.43)	0.63	1.61	0.49
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.24)	(0.30)	(0.31)	(0.29)	(0.18)
Return of capital	—	—	(0.01)	—	—	—
Total distributions to shareholders	(0.11)	(0.24)	(0.31)	(0.31)	(0.29)	(0.18)
Net Asset Value, End of Period	$12.19	$12.43	$10.54	$13.28	$12.96	$11.64
Total Return[1]	(1.09)%[8]	20.44%	(18.51)%	4.87%	13.98%	4.57%
Ratio of net expenses to average net assets	0.98%[9]	0.98%	0.96%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets[1]	1.89%[9]	2.03%	2.58%	2.18%	2.30%	1.80%
Portfolio turnover	31%[8]	114%	99%	206%	66%	53%
Net assets at end of period (000’s omitted)	$7,160	$7,164	$6,065	$7,754	$7,676	$7,501

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.54%[9]	1.51%	1.52%	1.53%	1.56%	1.52%
Ratio of net investment income to average net assets	1.33%[9]	1.50%	2.02%	1.63%	1.73%	1.26%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers High Yield Fund	For the six months ended June 30, 2010 (unaudited)	Class A
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.35	$5.25	$8.23	$8.63	$8.30	$8.67
Income from Investment Operations:
Net investment income	0.31	0.60	0.64	0.59	0.55	0.57
Net realized and unrealized gain (loss) on investments	(0.05)	2.10	(2.99)	(0.40)	0.33	(0.37)
Total from investment operations	0.26	2.70	(2.35)	0.19	0.88	0.20
Less Distributions to Shareholders from:
Net investment income	(0.31)	(0.60)	(0.63)	(0.59)	(0.55)	(0.57)
Net Asset Value, End of Period	$7.30	$7.35	$5.25	$8.23	$8.63	$8.30
Total Return[1]	3.56%[8]	53.97%[4]	(30.02)%[4]	2.25%	11.07%	2.37%
Ratio of net expenses to average net assets	1.15%[9]	1.15%	1.15%[7]	1.15%	1.15%	1.22%
Ratio of net investment income to average net assets[1]	8.38%[9]	9.33%	8.57%[7]	6.92%	6.65%	6.64%
Portfolio turnover	28%[8]	56%	41%	51%	65%	63%
Net assets at end of period (000’s omitted)	$20,352	$28,450	$17,105	$24,151	$26,953	$20,478

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.75%[9]	1.68%	1.70%	1.55%	1.54%	1.59%
Ratio of net investment income to average net assets	7.78%[9]	8.80%	8.01%	6.52%	6.26%	6.28%

Managers High Yield Fund	For the six months ended June 30, 2010 (unaudited)	Class B
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.24	$5.18	$8.13	$8.54	$8.22	$8.60
Income from Investment Operations:
Net investment income	0.33	0.58	0.56	0.54	0.50	0.51
Net realized and unrealized gain (loss) on investments	(0.10)	2.02	(2.94)	(0.43)	0.31	(0.38)
Total from investment operations	0.23	2.60	(2.38)	0.11	0.81	0.13
Less Distributions to Shareholders from:
Net investment income	(0.28)	(0.54)	(0.57)	(0.52)	(0.49)	(0.51)
Net Asset Value, End of Period	$7.19	$7.24	$5.18	$8.13	$8.54	$8.22
Total Return[1]	3.14%[8]	52.52%[4]	(30.62)%[4]	1.30%	10.21%	1.59%
Ratio of net expenses to average net assets	1.90%[9]	1.90%	1.90%[7]	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets[1]	7.63%[9]	8.90%	7.80%[7]	6.14%	5.88%	5.96%
Portfolio turnover	28%[8]	56%	41%	51%	65%	63%
Net assets at end of period (000’s omitted)	$711	$1,309	$2,577	$6,536	$12,318	$17,782

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.49%[9]	2.42%	2.45%	2.30%	2.28%	2.27%
Ratio of net investment income to average net assets	7.04%[9]	8.38%	7.25%	5.74%	5.50%	5.59%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers High Yield Fund	For the six months ended June 30, 2010 (unaudited)	Class C
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.24	$5.18	$8.12	$8.53	$8.21	$8.59
Income from Investment Operations:
Net investment income	0.28	0.54	0.57	0.53	0.49	0.51
Net realized and unrealized gain (loss) on investments	(0.05)	2.06	(2.94)	(0.41)	0.32	(0.38)
Total from investment operations	0.23	2.60	(2.37)	0.12	0.81	0.13
Less Distributions to Shareholders from:
Net investment income	(0.28)	(0.54)	(0.57)	(0.53)	(0.49)	(0.51)
Net Asset Value, End of Period	$7.19	$7.24	$5.18	$8.12	$8.53	$8.21
Total Return[1]	3.16%[8]	52.57%[4]	(30.54)%[4]	1.32%	10.24%	1.60%
Ratio of net expenses to average net assets	1.90%[9]	1.90%	1.90%[7]	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets[1]	7.62%[9]	8.68%	7.91%[7]	6.18%	5.89%	5.97%
Portfolio turnover	28%[8]	56%	41%	51%	65%	63%
Net assets at end of period (000’s omitted)	$4,113	$4,488	$3,516	$6,186	$7,653	$7,934

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.51%[9]	2.43%	2.46%	2.30%	2.29%	2.27%
Ratio of net investment income to average net assets	7.01%[9]	8.15%	7.36%	5.78%	5.50%	5.60%

Managers High Yield Fund	For the six months ended June 30, 2010 (unaudited)	Institutional Class
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.42	$5.29	$8.29	$8.70	$8.36	$8.74
Income from Investment Operations:
Net investment income	0.32	0.64	0.64	0.64	0.58	0.60
Net realized and unrealized gain (loss) on investments	(0.05)	2.11	(2.98)	(0.43)	0.34	(0.38)
Total from investment operations	0.27	2.75	(2.34)	0.21	0.92	0.22
Less Distributions to Shareholders from:
Net investment income	(0.32)	(0.62)	(0.66)	(0.62)	(0.58)	(0.60)
Net Asset Value, End of Period	$7.37	$7.42	$5.29	$8.29	$8.70	$8.36
Total Return[1]	3.70%[8]	54.64%[4]	(29.80)%[4]	2.40%	11.38%	2.60%
Ratio of net expenses to average net assets	0.90%[9]	0.90%	0.90%[7]	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets[1]	8.62%[9]	9.68%	8.90%[7]	7.16%	6.91%	6.96%
Portfolio turnover	28%[8]	56%	41%	51%	65%	63%
Net assets at end of period (000’s omitted)	$3,936	$3,658	$2,890	$3,423	$7,053	$3,440

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.51%[9]	1.42%	1.46%	1.30%	1.29%	1.27%
Ratio of net investment income to average net assets	8.01%[9]	9.16%	8.34%	6.77%	6.51%	6.59%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers Fixed Income Fund	For the six months ended June 30, 2010 (unaudited)	Class A
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.43	$8.93	$10.54	$10.55	$10.36	$10.62
Income from Investment Operations:
Net investment income	0.26	0.52	0.55	0.56	0.52	0.53
Net realized and unrealized gain (loss) on investments	0.35	1.49	(1.62)	0.01	0.19	(0.25)
Total from investment operations	0.61	2.01	(1.07)	0.57	0.71	0.28
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.49)	(0.54)	(0.58)	(0.52)	(0.54)
Return of capital		(0.02)	—	—	—	—
Total distributions to shareholders	(0.26)	(0.51)	(0.54)	(0.58)	(0.52)	(0.54)
Net Asset Value, End of Period	$10.78	$10.43	$8.93	$10.54	$10.55	$10.36
Total Return[1]	5.56%[8]	23.14%	(10.45)%	5.53%	7.10%	2.68%
Ratio of net expenses to average net assets	0.84%[9]	0.84%	0.84%	0.82%	0.74%	0.81%
Ratio of net investment income to average net assets[1]	4.30%[9]	5.30%	5.72%	5.12%	4.98%	4.65%
Portfolio turnover	8%[8]	42%	16%	17%	55%	24%
Net assets at end of period (000’s omitted)	$43,727	$40,625	$33,417	$24,122	$11,776	$7,591

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.07%[9]	1.08%	1.08%	1.12%	1.15%	1.27%
Ratio of net investment income to average net assets	4.07%[9]	5.06%	5.48%	4.84%	4.60%	4.19%

Managers Fixed Income Fund	For the six months ended June 30, 2010 (unaudited)	Class B
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.35	$8.86	$10.47	$10.48	$10.30	$10.56
Income from Investment Operations:
Net investment income	0.22	0.49	0.48	0.51	0.43	0.46
Net realized and unrealized gain (loss) on investments	0.31	1.43	(1.62)	(0.03)	0.19	(0.25)
Total from investment operations	0.53	1.92	(1.14)	0.48	0.62	0.21
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.41)	(0.47)	(0.49)	(0.44)	(0.47)
Return of capital		(0.02)	—	—	—	—
Total distributions to shareholders	(0.18)	(0.43)	(0.47)	(0.49)	(0.44)	(0.47)
Net Asset Value, End of Period	$10.70	$10.35	$8.86	$10.47	$10.48	$10.30
Total Return[1]	5.18%[8]	22.22%	(11.13)%	4.74%	6.25%	2.01%
Ratio of net expenses to average net assets	1.59%[9]	1.59%	1.59%	1.55%	1.49%	1.49%
Ratio of net investment income to average net assets[1]	3.57%[9]	4.67%	4.90%	4.37%	4.23%	3.96%
Portfolio turnover	8%[8]	42%	16%	17%	55%	24%
Net assets at end of period (000’s omitted)	$3,213	$4,055	$6,349	$9,029	$13,089	$16,837

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.82%[9]	1.83%	1.82%	1.85%	1.90%	1.95%
Ratio of net investment income to average net assets	3.33%[9]	4.43%	4.66%	4.05%	3.80%	3.50%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended December 31,

Managers Fixed Income Fund	For the six months ended June 30, 2010 (unaudited)	Class C
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.41	$8.92	$10.54	$10.55	$10.36	$10.63
Income from Investment Operations:
Net investment income	0.19	0.44	0.48	0.48	0.43	0.46
Net realized and unrealized gain (loss) on investments	0.34	1.49	(1.62)	0.01	0.20	(0.26)
Total from investment operations	0.53	1.93	(1.14)	0.49	0.63	0.20
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.42)	(0.48)	(0.50)	(0.44)	(0.47)
Return of capital		(0.02)	—	—	—	—
Total distributions to shareholders	(0.18)	(0.44)	(0.48)	(0.50)	(0.44)	(0.47)
Net Asset Value, End of Period	$10.76	$10.41	$8.92	$10.54	$10.55	$10.36
Total Return[1]	5.17%[8]	22.13%	(11.11)%	4.75%	6.31%	1.90%
Ratio of net expenses to average net assets	1.59%[9]	1.59%	1.59%	1.56%	1.49%	1.49%
Ratio of net investment income to average net assets[1]	3.56%[9]	4.53%	4.96%	4.38%	4.23%	3.96%
Portfolio turnover	8%[8]	42%	16%	17%	55%	24%
Net assets at end of period (000’s omitted)	$52,170	$57,658	$41,387	$32,154	$15,454	$11,480

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.82%[9]	1.83%	1.83%	1.86%	1.90%	1.95%
Ratio of net investment income to average net assets	3.33%[9]	4.29%	4.73%	4.08%	3.82%	3.50%

Managers Fixed Income Fund	For the six months ended June 30, 2010 (unaudited)	Institutional Class
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.46	$8.96	$10.59	$10.59	$10.40	$10.66
Income from Investment Operations:
Net investment income	0.24	0.55	0.58	0.59	0.54	0.56
Net realized and unrealized gain (loss) on investments	0.36	1.48	(1.63)	0.01	0.19	(0.25)
Total from investment operations	0.60	2.03	(1.05)	0.60	0.73	0.31
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.51)	(0.58)	(0.60)	(0.54)	(0.57)
Return of capital		(0.02)	—	—	—	—
Total distributions to shareholders	(0.24)	(0.53)	(0.58)	(0.60)	(0.54)	(0.57)
Net Asset Value, End of Period	$10.82	$10.46	$8.96	$10.59	$10.59	$10.40
Total Return[1]	5.77%[8]	23.39%	(10.23)%	5.84%	7.34%	2.91%
Ratio of net expenses to average net assets	0.59%[9]	0.59%	0.59%	0.56%	0.49%	0.49%
Ratio of net investment income to average net assets[1]	4.55%[9]	5.55%	5.93%	5.37%	5.23%	4.96%
Portfolio turnover	8%[8]	42%	16%	17%	55%	24%
Net assets at end of period (000’s omitted)	$44,276	$34,723	$28,561	$33,412	$25,861	$25,641

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.82%[9]	0.83%	0.83%	0.86%	0.90%	0.95%
Ratio of net investment income to average net assets	4.31%[9]	5.31%	5.69%	5.07%	4.82%	4.50%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended

Short Duration Government Fund	For the six months ended June 30, 2010 (unaudited)		For the year ended December 31, 2009	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
						2007	2006	2005
Net Asset Value, Beginning of Period	$9.56		$9.20	$9.68	$9.68	$9.61	$9.66	$9.69
Income from Investment Operations:
Net investment income	0.08		0.24	0.34	0.31	0.42	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.01		0.35	(0.45)	0.01	0.06	(0.05)	(0.02)
Total from investment operations	0.09		0.59	(0.11)	0.32	0.48	0.29	0.25
Less Distributions to Shareholders from:
Net investment income	(0.09)		(0.23)	(0.37)	(0.32)	(0.41)	(0.34)	(0.28)
Net Asset Value, End of Period	$9.56		$9.56	$9.20	$9.68	$9.68	$9.61	$9.66
Total Return[1]	0.79	%4, [8]	6.43%[4]	(1.19)%	3.41%[8]	5.05%	3.00%	2.62%
Ratio of net expenses to average net assets[5]	0.82%[9]		0.84%	0.83%	0.84%[9]	0.83%	0.83%	0.78%
Ratio of net investment income to average net assets[1,5]	1.69%[9]		2.43%	3.88%	4.49%[9]	4.15%	3.41%	2.90%
Portfolio turnover	32%[8]		152%	282%	199%[8]	230%	315%	341%
Net assets at end of period (000’s omitted)	$373,163		$275,330	$243,548	$235,117	$179,984	$206,523	$237,900

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.82%[9]		0.84%	0.84%	1.22%[9]	1.36%	1.08%	1.00%
Ratio of net investment income to average net assets	1.69%[9]		2.43%	3.87%	4.11%[9]	3.62%	3.16%	2.68%

Financial Highlights

For a share outstanding throughout each of the six months ended June 30, 2010 (unaudited)

and each year ended

Intermediate Duration Government Fund	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31, 2009	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
					2007	2006	2005
Net Asset Value, Beginning of Period	$10.90	$10.17	$10.67	$10.54	$10.37	$10.53	$10.74
Income from Investment Operations:
Net investment income	0.18	0.41	0.45	0.37	0.47	0.37	0.26
Net realized and unrealized gain (loss) on investments	0.44	0.83	(0.37)	0.13	0.17	(0.16)	(0.06)
Total from investment operations	0.62	1.24	0.08	0.50	0.64	0.21	0.20
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.41)	(0.45)	(0.37)	(0.47)	(0.37)	(0.26)
Net realized gain on investments	(0.07)	(0.10)	(0.13)	—	—	—	(0.15)
Total distributions to shareholders	(0.25)	(0.51)	(0.58)	(0.37)	(0.47)	(0.37)	(0.41)
Net Asset Value, End of Period	$11.27	$10.90	$10.17	$10.67	$10.54	$10.37	$10.53
Total Return[1]	5.72%[8]	12.40%	0.85%	4.85%[8]	6.30%	2.02%	1.78%
Ratio of net expenses to average net assets[6]	0.89%[9]	0.89%	0.89%	0.83%[9]	0.87%	0.88%	0.88%
Ratio of net investment income to average net assets[1,6]	3.18%[9]	3.84%	4.32%	4.62%[9]	4.46%	3.53%	2.45%
Portfolio turnover	187%[8]	370%	429%	240.00%[8]	445%	672%	851%
Net assets at end of period (000’s omitted)	$179,757	$155,226	$170,181	$193,440	$182,771	$194,545	$186,026

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	0.97%[9]	0.98%	0.95%	0.84%[9]	0.89%	0.88%	0.89%
Ratio of net investment income to average net assets	3.10%[9]	3.75%	4.26%	4.61%[9]	4.44%	3.53%	2.44%

Notes to Financial Highlights

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the previous pages.

#	Rounds to less than $0.01.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]	Per share numbers have been calculated using average shares.

[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]	The total return is based on the Financial Statements Net Asset Values as shown.

[5]

Excludes interest expense for the six months ended June 30, 2010, the years ended December 31, 2009, and 2008, the period ended December 31, 2007 and the fiscal years ended March 31, 2007, 2006, and 2005 of 0.00%, 0.00%, 0.00%, 0.38%, 0.53%, 0.23%, and 0.16%, respectively. (See Note 1(c) of Notes to Financial Statements.)

[6]

Excludes interest expense for the six months ended June 30, 2010, the years ended December 31, 2009, and 2008, the period ended December 31, 2007 and the fiscal years ended March 31, 2007, 2006, and 2005 of 0.00%, 0.00%, 0.00%, 0.01%, 0.04%, 0.00%, and 0.01%, respectively. (See Note 1(c) of Notes to Financial Statements.)

[7]	Excludes interest expense for the year ended December 31, 2008 of 0.06%.

[8]	Not annualized.

[9]	Annualized.

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are: Managers AMG Chicago Equity Partners Mid-Cap Fund (“Mid-Cap”), Managers AMG Chicago Equity Partners Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”), Managers Fixed Income Fund (“Fixed Income”), Managers Short Duration Government Fund (“Short Duration”), and Managers Intermediate Duration Government Fund (“Intermediate Duration”), collectively the “Funds.”

Mid-Cap, Balanced, High Yield, and Fixed Income each offer four classes of shares: Class A, Class B, Class C and Institutional Class. Sales of Class A shares may be subject to a front-end sales charge. Redemptions of Class A, Class B and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of each Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Mid-Cap
Investments in Securities
Common Stocks[1]	$32,440,230	—	—	$32,440,230
Short-Term Investments	1,150,972	$31,145	—	1,182,117

Total Investments in Securities	$33,591,202	$31,145	—	$33,622,347

	Level 1	Level 2	Level 3	Total
Balanced
Investments in Securities
Common Stocks[1]	$9,514,382	—	—	$9,514,382
Fixed Income Securities[2]	—	$6,751,057	—	6,751,057
Short-Term Investments	697,435	5,536	—	702,971

Total Investments in Securities	$10,211,817	$6,756,593	—	$16,968,410

	Level 1	Level 2	Level 3	Total
High Yield
Investments in Securities
Common Stocks[1]	$324,829	—	—	$324,829
Fixed Income Securities[2]	—	$28,211,503	—	28,211,503
Preferred Stocks	53,200	—	—	53,200
Short-Term Investments	3,719,539	17,111	—	3,736,650

Total Investments in Securities	$4,097,568	$28,228,614	—	$32,326,182

	Level 1	Level 2	Level 3	Total
Fixed Income
Investments in Securities
Fixed Income Securities[2]	—	$130,354,120	—	$130,354,120
Preferred Stocks	$479,933	—	—	479,933
Short-Term Investments	13,608,597	48,277	—	13,656,874

Total Investments in Securities	$14,088,530	$130,402,397	—	$144,490,927

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Short Duration
Investments in Securities
U.S. Government and Agency Obligations	—	$312,147,172	—	$312,147,172
Mortgage-Backed Securities and Interest Only Strips	—	26,321,724	—	26,321,724
Asset-Backed Securities	—	1,610,184	—	1,610,184
Short-Term Investments	$62,204,755	752,955	—	62,957,710

Total Investments in Securities	62,204,755	340,832,035	—	403,036,790
Derivatives[3]
Interest Rate Contracts	(908,981)	—	—	(908,981)

Totals	$61,295,774	$340,832,035	—	$402,127,809

	Level 1	Level 2	Level 3	Total
Intermediate Duration
Investments in Securities
U.S. Government and Agency Obligations	—	$163,471,752	—	$163,471,752
Mortgage-Backed Securities	—	22,650,368	—	22,650,368
Short-Term Investments	$60,120,495	302,417	—	60,422,912

Total Investments in Securities	60,120,495	186,424,537	—	246,545,032
Derivatives[3]
Interest Rate Contracts	(10,338)	—	—	(10,338)

Totals	$60,110,157	$186,424,537	—	$246,534,694

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

All fixed income securities held in the Fund are Level 2 securities. For a detailed break-out of fixed income securities by major industry classification, please refer to the Schedule of Portfolio Investments.

[3]

Derivative instruments, such as futures, forwards, and swap contracts, are not reflected in the Schedule of Portfolio Investments, and are valued at the unrealized appreciation/depreciation of the instrument.

The fair values of derivative instruments as of June 30, 2010 for Short Duration and Intermediate Duration were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Short Duration	Interest rate contracts	Receivable for variation margin on futures	$6,831	Payable for variation margin on futures	$5,369

Intermediate Duration	Interest rate contracts	Receivable for variation margin on futures	$18,344	Payable for variation margin on futures	$2,500

For the six months ended June 30, 2010, the effect of derivative instruments on the Statement of Operations for Short Duration and Intermediate Duration and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures
Short Duration	Interest rate contracts	($485,670)

Intermediate Duration	Interest rate contracts	$575,425

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures
Short Duration	Interest rate contracts	($36,573)

Intermediate Duration	Interest rate contracts	($85,962)

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended June 30, 2010, under these arrangements, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were: Mid-Cap - $6,726 or 0.04%, and Balanced -$2,027 or 0.02%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon, the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2010, the custodian expense was not reduced for any of the Funds.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, overdraft fees and the impact on the expense ratios, if any, for Mid-Cap, Balanced, High Yield, Fixed Income, Short Duration, and Intermediate Duration equaled $0, $86, $182, $0, $0, and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced as follows: Mid-Cap - $26, Balanced - $13, High Yield - $24, Fixed Income - $99, Short Duration - $227, and Intermediate Duration - $111.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund — Capital Shares. For the six months ended June 30, 2010, the management fee was reduced as follows: Mid-Cap - $0, Balanced - $0, High Yield - $0, Fixed Income -$603, Short Duration - $4,045, and Intermediate Duration - $4,316.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes, except in such cases where interest expense is disclosed separately.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for the Mid-Cap Fund, monthly for the Fixed Income, High Yield, Short Duration and Intermediate Duration and quarterly for the Balanced Fund. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Notes to Financial Statements (continued)

f. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended June 30, 2010, and the year ended December 31, 2009, the capital stock transactions by class for Mid-Cap, Balanced, High Yield, and Fixed Income were:

	Mid-Cap				Balanced
	2010		2009		2010		2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	82,334	$955,989	175,871	$1,573,981	72,453	$915,612	259,779	$2,845,086
Reinvestment of distributions	—	—	2,252	24,752	2,051	25,810	4,278	49,025
Cost of shares repurchased	(86,637)	(1,017,069)	(102,802)	(889,571)	(108,776)	(1,370,835)	(651,802)	(7,638,243)

Net Increase (Decrease) - Class A	(4,303)	($61,080)	75,321	$709,162	(34,272)	($429,413)	(387,745)	($4,744,132)

Class B:
Proceeds from sales	56	$635	168	$1,155	6,537	$83,495	23,140	$259,990
Reinvestment of distributions	—	—	—	—	95	1,185	614	6,744
Cost of shares repurchased	(32,703)	(347,439)	(176,441)	(1,444,034)	(42,001)	(522,564)	(179,904)	(1,952,017)

Net Decrease - Class B	(32,647)	($346,804)	(176,273)	($1,442,879)	(35,369)	($437,884)	(156,150)	($1,685,283)

Class C:
Proceeds from sales	3,803	$41,651	13,179	$106,965	10,714	$133,785	20,193	$221,969
Reinvestment of distributions	—	—	53	542	241	3,020	716	8,106
Cost of shares repurchased	(63,048)	(669,368)	(136,234)	(1,128,150)	(26,753)	(338,597)	(53,253)	(571,245)

Net Decrease - Class C	(59,245)	($627,717)	(123,002)	($1,020,643)	(15,798)	($201,792)	(32,344)	($341,170)

Institutional Class:
Proceeds from sales	87,318	$1,063,699	152,518	$1,366,553	43,734	$557,542	97,908	$1,079,719
Reinvestment of distributions	—	—	21,216	245,685	4,937	62,642	11,948	137,040
Cost of shares repurchased	(184,323)	(2,174,150)	(659,517)	(5,960,998)	(37,576)	(476,803)	(109,145)	(1,185,024)

Net Increase (Decrease) - Institutional Class	(97,005)	($1,110,451)	(485,783)	($4,348,760)	11,095	$143,381	711	$31,735

Notes to Financial Statements (continued)

	High Yield				Fixed Income
	2010		2009		2010		2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A:
Proceeds from sales	318,068	$2,353,716	2,670,648	$15,897,970	1,104,199	$11,795,016	2,132,956	$20,258,557
Reinvestment of distributions	105,386	776,338	266,725	1,670,573	54,522	582,270	141,825	1,362,744
Cost of shares repurchased	(1,508,204)	(11,178,766)	(2,325,239)	(13,838,087)	(999,810)	(10,703,342)	(2,119,817)	(20,513,025)

Net Increase (Decrease) - Class A	(1,084,750)	($8,048,712)	612,134	$3,730,456	158,911	$1,673,944	154,964	$1,108,276

Class B:
Proceeds from sales	9,467	$68,723	15,442	$93,910	18,266	$195,450	78,959	$754,143
Reinvestment of distributions	2,852	20,712	12,989	77,355	3,088	32,712	11,848	112,028
Cost of shares repurchased	(94,399)	(684,859)	(344,519)	(2,060,740)	(113,004)	(1,196,727)	(415,290)	(4,008,505)

Net Decrease - Class B	(82,080)	($595,424)	(316,088)	($1,889,475)	(91,650)	($968,565)	(324,483)	($3,142,334)

Class C:
Proceeds from sales	32,281	$238,728	93,651	$514,827	233,727	$2,505,429	1,890,577	$17,735,537
Reinvestment of distributions	12,126	88,001	27,854	172,760	51,149	545,037	136,213	1,311,233
Cost of shares repurchased	(92,531)	(676,816)	(180,948)	(1,112,602)	(977,934)	(10,418,015)	(1,127,609)	(10,841,496)

Net Increase (Decrease) - Class C	(48,124)	($350,087)	(59,443)	($425,015)	(693,058)	($7,367,549)	899,181	$8,205,274

Institutional Class:
Proceeds from sales	87,852	$657,991	1,070,145	$5,935,768	938,941	$10,109,622	945,116	$9,115,892
Reinvestment of distributions	20,156	149,820	42,482	269,627	72,416	775,723	169,866	1,637,824
Cost of shares repurchased	(67,131)	(501,824)	(1,165,972)	(6,504,728)	(237,859)	(2,557,199)	(982,160)	(9,634,055)

Net Increase (Decrease) - Institutional Class	40,877	$305,987	(53,345)	($299,333)	773,498	$8,328,146	132,822	$1,119,661

Notes to Financial Statements (continued)

At June 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Mid-Cap – two collectively own 84.68%; Balanced – two collectively own 69.2%; High Yield – three collectively own 55.1%; Fixed Income – two collectively own 33.1%; Short Duration – two collectively own 62.2%; Intermediate Duration – four collectively own 68.8%. Transactions by these shareholders may have a material impact on the Funds.

g. Capital Loss Carryovers

As of June 30, 2010, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires Dec. 31,
Mid-Cap
	$2,458,446	2016
	14,339,976	2017

Total	$16,798,422

Balanced
	$1,575,061	2010
	72,549	2016
	968,490	2017

Total	$2,616,100

High Yield
	$744,082	2016
	4,659,099	2017

Total	$5,403,181

Fixed Income
	$616,984	2017

Short Duration
	$213,372	2012
	285,554	2014
	1,518,156	2016
	3,951,314	2017

Total	$5,968,396

h. Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same or substantially the same assets later at a fixed price. An interest expense is charged to the Fund for the duration of the sale. Additional assets are maintained in a segregated account with the custodian, and are marked to market daily. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. For the six months ended June 30, 2010, there were no reverse repurchase agreements, and therefore no interest expense.

i. Delayed Delivery Transactions and When-Issued Securities

The Short Duration and Intermediate Duration Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

j. Dollar Roll and Reverse Dollar Roll Agreements

The Short Duration and Intermediate Duration Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Funds may also be

Notes to Financial Statements (continued)

compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds its cost.

k. Securities Transacted on a When Issued Basis

The Short Duration and Intermediate Duration Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA sale commitments outstanding at June 30, 2010, were as follows:

Fund	Principal Amount	Security	Current Liability
Intermediate Duration
	$3,000,000	FNMA, 5.000%, TBA	$3,173,907
	600,000	FNMA, 5.500%, TBA	644,063

Total			$3,817,970

2. Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in Note 1(a) of the Notes to Financial Statements. The derivative instruments outstanding as of period end as disclosed in the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

a. Futures Contracts

The Short Duration and Intermediate Duration Funds may use interest rate futures contracts for risk management purposes in order to reduce the interest rate risk of fixed income securities. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures.

Notes to Financial Statements (continued)

Short Duration had the following open futures contracts as of June 30, 2010:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	95	Long	September 2010	$71,012
5-Year U.S. Treasury Note	10	Long	September 2010	13,139
10-Year U.S. Treasury Note	79	Short	September 2010	(92,072)
U.S. Treasury Long Bond	23	Short	September 2010	(81,456)
5-Year Interest Rate Swap	7	Short	September 2010	(4,830)
10-Year Interest Rate Swap	39	Short	September 2010	(141,269)
3-Month Eurodollar	7	Long	December 2010 - September 2011	67,495
3-Month Eurodollar	164	Short	March 2011 - March 2014	(741,000)

Total				($908,981)

Intermediate Duration had the following open futures contracts as of June 30, 2010:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	7	Short	September 2010	($5,377)
5-Year U.S. Treasury Note	32	Long	September 2010	42,084
10-Year U.S. Treasury Note	63	Short	September 2010	140,538
U.S. Treasury Long Bond	3	Long	September 2010	10,610
5-Year Interest Rate Swap	21	Short	September 2010	(45,662)
10-Year Interest Rate Swap	2	Long	September 2010	7,308
3-Month Eurodollar	5	Long	September 2010 - December 2010	52,661
3-Month Eurodollar	50	Short	March 2011 - December 2013	(212,500)

Total				($10,338)

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

Notes to Financial Statements (continued)

b. Assets Pledged to Cover Margin Requirements for Open Futures Positions

The aggregate market value of assets pledged to cover margin requirements for the open futures positions at June 30, 2010 was:

Fund	Assets Pledged
Short Duration	$749,931
Intermediate Duration	299,716

c. Option Contracts

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. For the six months ended June 30, 2010, there were no options written or outstanding.

d. Stripped Securities

The Short Duration and Intermediate Duration Funds invest in stripped securities (“STRIPS”), primarily interest-only strips for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy of sell those securities at any particular time.

e. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

f. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

3. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to Subadvisory Agreements with the Investment Manager.

Notes to Financial Statements (continued)

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2010, were as follows:

Investment Management Fee
Mid-Cap	0.70%
Balanced	0.70%
High Yield	0.70%
Fixed Income	0.45%
Short Duration	0.70%
Intermediate Duration	0.70%

The Investment Manager has contractually agreed, through at least May 1, 2011 to waive fees and pay or reimburse expenses to the extent that the total operating expenses (exclusive of brokerage costs, interest, taxes, acquired fund fees and extraordinary expenses) exceed the following percentages of the following Fund’s average daily net assets.

Mid-Cap		Balanced
1.24%	Class A	1.25%	Class A
1.99%	Class B	2.00%	Class B
1.99%	Class C	2.00%	Class C
0.99%	Institutional Class	1.00%	Inst. Class

High Yield		Fixed Income
1.15%	Class A	0.84%	Class A
1.90%	Class B	1.59%	Class B
1.90%	Class C	1.59%	Class C
0.90%	Institutional Class	0.59%	Inst. Class

Intermediate Duration		Short Duration
0.89%		n/a

Each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the above percentages, based on the Fund’s average daily net assets. For the six months ended June 30, 2010, the Funds made no such repayments to the Investment Manager.

For the six months ended June 30, 2010, the cumulative amount of expense reimbursement by the Investment Manager subject to the repayment by Mid-Cap, Balanced, High Yield, Fixed Income, and

Intermediate Duration equaled $288,129, $304,915, $527,894, $846,225, and $318,923, respectively.

Mid-Cap, Balanced, High Yield, and Fixed Income have entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. During the six months ended June 30, 2010, each of these Funds paid an Administration fee at the rate of 0.20% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund in the Trust. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

Notes to Financial Statements (continued)

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the following Funds either borrowed from or lent to other Funds in the Fund family: High Yield borrowed varying amounts up to $1,231,810 for 24 days paying interest of $249; Fixed Income lent $588,612 for 1 day earning interest of $19. The interest amounts can be found in the Statement of Operations in interest income or as miscellaneous expense.

Mid-Cap, Balanced, High Yield, and Fixed Income have adopted distribution and service plans with respect to Class A, Class B and Class C shares of each Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plans, each Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to MDI up to 0.25%, 1.00% and 1.00% annually of each Fund’s average daily net assets attributable to its Class A, Class B and Class C shares, respectively.

The Plans further provide for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

The following summarizes the total fees incurred under the plans for Class A, Class B and Class C shares for the six months ended June 30, 2010:

Amount
Mid-Cap	$27,634
Balanced	26,669
High Yield	55,896
Fixed Income	343,919

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2010, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Mid-Cap	$21,336,824	$22,886,696	n/a	n/a
Balanced	5,361,849	6,576,281	$324,401	$406,125
High Yield	9,208,309	17,871,342	n/a	n/a
Fixed Income	10,543,739	15,466,047	1,389,504	45,602
Short Duration	184,914,561	93,392,322	168,305,167	82,510,625
Intermediate Duration	348,032,853	372,055,752	344,101,571	367,691,004

Notes to Financial Statements (continued)

5. Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

6. Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Short Duration and Intermediate Duration Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

7. Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. Subsequent Events

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each Fund Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for certain of the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers

Annual Renewal of Investment Advisory Agreements (continued)

structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for certain of the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting total expenses. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Chicago Equity Partners, LLC (“CEP”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisors (other than CEP). In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each unaffiliated Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of a Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by each unaffiliated Subadvisor was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to CEP, the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information provided by CEP regarding the cost to CEP of providing subadvisory services to a Fund and the resulting profitability from such relationship. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by CEP and the profitability to CEP of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of a Fund managed by CEP, the Trustees concluded that the effect of any economies of scale being realized by CEP was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, a Composite Index (60% Russell 1000 Index and 40% Barclays Capital U.S. Aggregate Bond Index), for each period. The Trustees noted management’s discussion of the Fund’s performance, including the effect of economic conditions on the Fund’s more recent performance and the fact that the Fund’s Institutional Class shares outperformed the Fund Benchmark for the 1-year period and outperformed both the Fund Benchmark and Peer Group over the longer-term 3-, 5-, and 10-year periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 1.25%, 2.00%, 2.00% and 1.00% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

MANAGERS FIXED INCOME FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class C shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above, below, above and above, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Barclays Capital U.S. Aggregate Bond Index. The Trustees took into account the fact that the Fund’s Class C shares outperformed the Fund Benchmark and Peer Group over the shorter-term 1-year period and outperformed the Peer Group over the longer-term 5- and 10-year periods, and that the short-term and long-term performance of the Fund’s Institutional Class has exceed the performance of the Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 0.84%, 1.59%, 1.59% and 0.59% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above, below, below and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap Index, for each period. The Trustees took into account management’s discussion of the Fund’s performance over longer periods, including the fact that the Fund has experienced periods of sustained favorable performance. The Trustees also noted that the Fund’s 1-year performance has exceeded the median of the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both lower than the average for the Peer Group. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 1.24%, 1.99%, 1.99% and 0.99% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS HIGH YIELD FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class A shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above, below, below and above, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Barclays Capital U.S. Corporate High Yield Index. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund’s 1-year performance has been inline with the Fund Benchmark and exceeded the median of the Peer Group. The Trustees also noted the Fund’s longer-term performance, taking into account that the Fund’s 10-year performance for Class A and Institutional Class shares has exceeded the median of the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 1.15%, 1.90%, 1.90% and 0.90% for Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

MANAGERS SHORT DURATION GOVERNMENT FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month U.S. T-Bill Index, for each period. The Board also took into account management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above the median performance of the Peer Group for each period and above, below, below and below, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that over the past year, the Fund has outperformed the Fund Benchmark and ranked in the top decile of the Peer Group. The Trustees also noted the Fund’s strong longer-term performance relative to the Peer Group for the 3-, 5-, and 10-year periods and that the Fund’s performance has not deviated significantly from the Fund Benchmark’s during those periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2011, to limit the Fund’s net annual operating expenses to 0.89%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North

America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: September 8, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: September 8, 2010